   As filed with the Securities and Exchange Commission on March 1, 2004


                                                      Registration No. 033-57320
                                                                       811-06025
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 15                       [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Amendment No. 9                                       [X]

                      Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)
                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                               One Madison Avenue
                               New York, NY 10010
              (Address of depositor's principal executive offices)

                              ---------------------
                             James L. Lipscomb, Esq.
                  Executive Vice President and General Counsel
                       Metropolitan Life Insurance Company
                               One Madison Avenue
                               New York, NY 10010
                     (Name and address of agent for service)

                                   Copies to:
                Gary O. Cohen, Esq. and Thomas C. Lauerman, Esq.
                               Foley & Lardner LLP
                               3000 K Street, N.W.
                             Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL, which funds certain Variable Universal Life Insurance Policies.

                                  PROSPECTUS

                                      FOR

                                   METFLEX,
         A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY ("Policy")

                                   Issued by

                Metropolitan Life Insurance Company ("MetLife")


                                  May 1, 2004


This prospectus provides you with important information about MetLife's MetFlex Policies. However, this prospectus is not the Policy. The Policy, rather, is a separate written agreement that MetLife issues to you.

The Policy is designed to provide:

..  Life insurance coverage

..  Flexible premium payments

..  A choice among three death benefit options

.. A method of financing certain deferred compensation plans, post-retirement benefits and payroll deduction programs

We offer the following funding options for allocating premium payments to and transferring cash value among a fixed interest account and the Metropolitan Life Separate Account UL investment divisions which invest in the following corresponding fund ("Fund") portfolios:


Metropolitan Series Fund, Inc. portfolios (Class A, except where noted):



           State Street Research        Neuberger Berman Partners
           Aggressive Growth            Mid Cap Value
           State Street Research
           Diversified                  Scudder Global Equity
           State Street Research        T. Rowe Price Large Cap
           Investment Trust             Growth
           State Street Research        T. Rowe Price Small Cap
           Aurora                       Growth
           FI International Stock       Lehman Brothers(R)
                                        Aggregate Bond Index
             (formerly Putnam
             International Stock)       MetLife Stock Index
           Met/Putnam Voyager           Morgan Stanley EAFE(R) Index
             (formerly Putnam Large
             Cap Growth)                Russell 2000(R) Index
           Harris Oakmark Large Cap     MetLife Mid Cap Stock
           Value                        Index
           FI Mid Cap Opportunities     FI Value Leaders
             (formerly Janus Mid Cap)     (formerly FI Structured
                                          Equity)
           Davis Venture Value          State Street Research
                                        Bond Income
           Loomis Sayles Small Cap      MFS Total Return--Class B
           State Street Research
           Large Cap Growth
             (formerly Alger Equity
             Growth)
           MFS Investors Trust
           State Street Research
           Money Market


The Janus Aspen Series portfolios:


             Janus Aspen                Janus Aspen Capital
             Growth--Institutional      Appreciation--Service
             Class                      Class
             Janus Aspen
             Balanced--Service Class




The Franklin Templeton Variable Insurance Products Trust funds:


             Templeton Foreign          Franklin Mutual Discovery
             Securities--Class 1        Securities--Class 2
             Templeton Growth
             Securities--Class 2

AllianceBernstein Variable Products Series Fund, Inc. portfolios:


             AllianceBernstein Growth   AllianceBernstein
             and Income--Class B        Technology--Class B
             AllianceBernstein US
             Government/High Grade
             Securities--Class B





Met Investors Series Trust portfolios:



             Lord Abbett Growth and     Lord Abbett Bond
             Income--Class A            Debenture--Class A
             Janus Aggressive           Neuberger Berman Real
             Growth--Class B            Estate--Class B
             Met/AIM Small Cap          Lord Abbett Growth
             Growth--Class B            Opportunities--Class B
             Met/AIM Mid-Cap Core       T. Rowe Price Mid-Cap
             Equity--Class B            Growth--Class B
             Third Avenue Small Cap     Lord Abbett Mid-Cap
             Value--Class B             Value--Class B




Fidelity Variable Insurance Products Fund portfolios:


             Growth--Service Class      Asset Manager Growth(R)
                                        Service Class
             Contrafund(R) Service
             Class
             Investment Grade
             Bond--Service Class
             Equity-Income--Service
             Class



AIM Variable Insurance Funds portfolios:



             Government
             Securities--Series II
             AIM V.I. Real Estate
             Invesco VIF--Core Equity



American Century Variable Products Fund portfolios:



             International--Class II
             Vista--Class I
             Value--Class II



Delaware VIP Trust portfolios:



             Small Cap Value--Service
             Shares



Dreyfus Investment Portfolios portfolios (Service Shares):



             MidCap Stock
             Emerging Leaders



Dreyfus Variable Investment Fund portfolios (Service Shares):



             International Value
             Appreciation



Goldman Sachs Variable Insurance Trust portfolios



             Mid Cap Value
             Core Small Cap Equity



Massachusetts Financial Services Variable Insurance Trust portfolios (Service Class):



             Global Equity
             High Income
             Value
             New Discovery



Van Kampen Life Investment Trust portfolios:



             Government--Class II

Wells Fargo Variable Trust portfolios



             Total Return Bond
             Money Market
             Asset Allocation
             Growth
             Large Company Growth
             Equity Income



Separate prospectuses for the Metropolitan Series Fund, Inc., the Janus Aspen Series, the Franklin Templeton Variable Insurance Products Trust, the AllianceBernstein Variable Products Series Fund, Inc., the Met Investors Series Trust, the AIM Variable Insurance Funds, the American Century Variable Products Fund, the Delaware VIP Trust, the Dreyfus Investment Portfolio, the Dreyfus Variable Investment Fund, the Goldman Sachs Variable Insurance Trust, the Massachusetts Financial Services Variable Insurance Trust, the Van Kampen Life Investment Trust, the Wells Fargo Variable Trust and the Fidelity Variable Insurance Products Fund (each a "Fund") are available from us. They describe in greater detail an investment in the Portfolios listed above. Before purchasing a Policy, read the information in this prospectus and in the prospectus for each Fund. Keep these prospectuses for future reference.


Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus. Your actual Policy and any endorsements are the controlling documents. You should read the Policy carefully for any variations in your state.

Neither the Securities and Exchange Commission ("SEC") nor any state securities authority has approved or disapproved these securities, nor have they determined if this Prospectus is accurate or complete. Any representation otherwise is a criminal offense. This Prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits, obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency or entity or person. We do not authorize any representations about this offering other than as contained in this Prospectus or its supplements or in our authorized supplemental sales material.

                               TABLE OF CONTENTS


                                                                     Page
                                                                   in this
   Subject                                                        Prospectus
   -------                                                        ----------
   Cover Page
   Contacting Us.................................................      5
   Summary of Benefits and Risks.................................      5
    Policy Benefits..............................................      5
    Risks of a Policy............................................      6
   Fee Tables....................................................      7
    Transaction Fees.............................................      8
    Periodic Charges Other Than Portfolio Operating Expenses.....     10
    Periodic Charges for Optional Riders That You Choose to Add
      to Your Policy.............................................     11
    Portfolio Operating Expenses.................................     12
   MetLife.......................................................     18
    The Fixed Account............................................     18
    Separate Account UL..........................................     18
    The Funds....................................................     19
      The Portfolio Share Classes that We Offer..................     24
      Voting Rights..............................................     24
   Issuing a Policy..............................................     24
   Payment and Allocation of Premiums............................     25
    Paying Premiums..............................................     25
    Maximum and Minimum Premium Payments.........................     25
    Allocating Net Premiums......................................     26
   Insurance Proceeds............................................     26
    Death Benefit Options........................................     27
    Minimum Death Benefit........................................     28
    Specified Face Amount........................................     28
    Income Plans.................................................     30
   Cash Value, Transfers and Withdrawals.........................     30
    Cash Value...................................................     30
    Cash Value Transfers.........................................     31
    Surrender and Withdrawal Privileges..........................     32
    Benefit at Final Date........................................     33
   Loan Privileges...............................................     33
   Optional Rider Benefits.......................................     34
    Term Benefit.................................................     35
   Charges and Deductions........................................     36
      Important Information Applicable to all Policy Charges and
        Deductions...............................................     36
      Charges Deducted From Premiums.............................     36
      Charges Included in the Monthly Deduction..................     37
      Charges for Certain Optional Rider Benefits................     38
      Variations in Charges......................................     38
    Portfolio Company Charges....................................     39
    Other Charges................................................     39
   Policy Termination and Reinstatement..........................     39
   Federal Tax Matters...........................................     40
   Rights We Reserve.............................................     41
   Other Policy Provisions.......................................     42
   Sales of Policies.............................................     44
   Experts.......................................................     45
   Financial Statements..........................................     45

[SIDEBAR: You can contact us at our Designated Office.]
Contacting Us

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the systematic investment strategies); or changing your premium allocations. Our Designated Office is our home office at 1 Madison Avenue, New York, NY 10010. We may name additional or alternate Designated Offices. If we do, we will notify you in writing.

Summary of Benefits and Risks

This summary gives an overview of the Policy and is qualified by the more detailed information in the balance of this Prospectus and the Policy. MetLife issues the Policies. We offer the Policies to employers, employer sponsored plans, or other organizations or individuals associated with such employers, plans or organizations. We designed the Policies for financing nonqualified deferred compensation plans, other post-employment benefits, certain employer sponsored payroll deduction programs or other purposes.

Policy Benefits

Premium Payment Flexibility. The Policy allows flexibility in making premium payments. The Policy will remain in force as long as the cash surrender value is large enough to cover one monthly deduction, regardless of whether or not premium payments have been made.

Cash Value. Your cash value in the Policy reflects your premium payments, the charges we deduct, interest we credit if you have cash value in our fixed interest account, any investment experience you have in our Separate Account, as well as your loan and withdrawal activity.

Transfers And Systematic Investment Strategies. You may transfer cash value among the funding options, subject to certain limits. You may also choose among four systematic investment strategies: the Equity Generator/SM/, the Equalizer/SM/, the Allocator/SM/, and the Rebalancer/SM/.

Specified Face Amount of Insurance. Within certain limits, you may choose your specified face amount of insurance when the Policy is issued. You may also change the amount at any time after the first Policy year, subject to our rules and procedures.

Death Benefit Options. Generally, you have a choice among three options. These range from an amount equal to the specified face amount to an amount equal to the specified face amount plus the policy cash value at the date of death.

Income Plans. The insurance proceeds can be paid under a variety of income plans that are available under the Policy.

Surrenders, Partial Withdrawals and Loans. Within certain limits, you may take partial withdrawals and loans from the Policy. You may also surrender your Policy for its cash surrender value.

Tax Advantages. If you meet certain requirements, you will not pay income taxes on withdrawals or surrenders or at the Final Date of the Policy, until your cumulative withdrawn amounts exceed the cumulative premiums you have paid. The death benefit may be subject to Federal and state estate taxes, but your beneficiary will generally not be subject to income tax on the death benefit. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.


Term Rider. This rider provides coverage on the insured to age 95. The amount of sales charge you pay will be less if coverage is obtained through this rider rather than as part of the Policy. If your Policy was issued after May 1, 2004 and is not part of a plan already in existence on that date, the current charges for the cost of insurance are lower for coverage under the term rider than under the base Policy. For details, see "Optional Rider Benefits--Term Benefit." (For Policies under existing plans or Policies issued prior to that date, the charges for the cost of insurance are higher under any term rider than under the base Policy.)


Other Optional Rider Benefits. You may be eligible for certain other benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction.

Risks of a Policy

This Prospectus discusses the risks associated with purchasing the Policy. Other prospectuses (which are attached at the end of this Prospectus) discuss the risks associated with investment in the Fund described therein. Those prospectuses are being provided to you in addition to this Prospectus because each of the Separate Account UL investment divisions that are available to you under the Policy invests solely in a corresponding "Portfolio" of a Fund.

Investment Risk. MetLife does not guarantee the investment performance of the variable investment options and you should consider your risk tolerance before selecting any of these options. You will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy's cash value, which can significantly reduce your Policy's cash value. During times of poor investment performance, these deductions may have an even greater impact on your Policy's cash value. It is possible to lose your full investment and your Policy could terminate without value, unless you pay additional premiums. If you allocate cash value to the Fixed Account, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 4%.

Surrender and Withdrawal Risks. The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and are not suitable as a short-term savings vehicle. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy's cash value in the near future.


Risk of Policy Termination. Your Policy may terminate without value if you have paid an insufficient amount of premiums or if the investment experience of the investment divisions is poor. If your cash surrender value is not enough to pay the monthly deduction, your Policy will terminate without value unless you make a premium payment sufficient to cover two monthly deductions within the 61-day grace period. If your Policy does terminate, your insurance coverage will terminate (although you will be given an opportunity to reinstate your coverage if you satisfy certain requirements). Lapse of a policy on which there is an outstanding loan may have adverse tax consequences.


Policy Charge and Expense Increase. We have the right to increase certain Policy charges.

Tax Law Risks. To the extent that you purchase a Policy based on expected tax benefits relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist. As with any taxation matter, you should consult with and rely on the advice of your own tax advisor.

During the first 15 Policy years, in certain circumstances, a distribution may be subject to tax on an income-out-first tax basis if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid). Finally, if your Policy is part of an equity split dollar arrangement, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution.


If you pay more than a certain amount of premiums, you may cause your Policy to become a "modified endowment contract." If it does, you will pay income taxes (on an income-out-first basis) on loans and other amounts we pay out to you (except for payment of insurance proceeds), to the extent of any gains in your Policy (which is generally the excess of cash value over the premiums paid). In this case, an additional 10% tax penalty may also apply.


Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The charges set forth in the first three tables may vary by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner. In addition to the following tables, certain charges that we don't currently impose (but which we have the right to impose on your Policy in the future) are described under "Charges and Deductions--Other Charges," further back in this Prospectus.

In certain cases, we have the right to increase our charges for new Policies, as well as for Policies already outstanding. The maximum charges in such cases are shown in the far right-hand columns of each of the first three tables below.

Transaction Fees

This table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among the variable investment options or the Fixed Account.




                             When Charge          Current Amount         Maximum Amount
        Charge               is Deducted             Deducted            We Can Deduct
-------------------------------------------------------------------------------------------
Sales Charge/(1)(3)(4)/ On payment of         Up to 6.5% of           Policy Years 1 to 10,
                        premium               premiums paid (3%       up to 9% of
                                              in Policy Years 11      premiums paid./(6)/
                                              and later) until the
                                              total of payments in    Policy Years 11 and
                                              any Policy year         later, same as
                                              equals the annual       Current Amount for
                                              target premium/(5)/ for those years
                                              that Policy year and
                                              0% on the excess.
-------------------------------------------------------------------------------------------
Charge for average      On payment of         2.25% of each           Same as Current
expected state and      premium               premium payment         Amount
local taxes
attributable to
premiums
-------------------------------------------------------------------------------------------
Charge for expected     On payment of         1.2% of each            Same as Current
federal taxes           premium               premium payment         Amount
attributable to
premiums
-------------------------------------------------------------------------------------------
Administrative          On payment of         Up to 1.05% of each     Same as Current
Charge                  premium               premium payment.        Amount
                                              We reduce the
                                              charge to .05% on
                                              the portion of any
                                              premiums paid in a
                                              Policy year above
                                              the annual target
                                              premium/(2)/.
-------------------------------------------------------------------------------------------
Transfer Fee            On transfer of cash   Not currently           $25 per transfer, and
                        value among           charged                 none for transfers
                        investment divisions                          under Systematic
                        or to or from the                             Investment
                        Fixed Account                                 Strategies
-------------------------------------------------------------------------------------------
Interim Term            On payment of first
Insurance Benefit       premium if rider is   Highest: $11.40 per     Highest: $30.45 per
(applies only if you    elected               $1,000 of term          $1,000 of term
elected rider at                              insurance amount        insurance amount
issue)                                        Lowest: $0.03 per       Lowest: $0.09 per
Highest and Lowest                            $1,000 of term          $1,000 of term
Charge Among All                              insurance amount        insurance amount
Possible Insureds
                                              $0.16 per $1,000 of     $0.40 per $1,000 of
Charge for male,                              term insurance          term insurance
issue age 45,                                 amount                  amount
Guaranteed Issue
underwriting class/(4)/
-------------------------------------------------------------------------------------------
Enhanced Cash           On premium            0.25% of each           Same as Current
Surrender Value         payments made         premium payment         Amount
Rider/(2)/              during the first five made during the first
                        Policy years          five Policy years
-------------------------------------------------------------------------------------------



                            When Charge   Current Amount   Maximum Amount
            Charge          is Deducted      Deducted      We Can Deduct
    ------------------------------------------------------------------------
    Underwriting Charge    On face amount      None      Up to $3 per $1,000
    (applies only if you   increase                      of increase
    request an increase in
    your specified face
    amount)

--------
/1/ For Policies issued with the Refund of Sales Charge Rider, if you request a full cash withdrawal during the first three Policy years (first five Policy years for Policies issued on or after August 1, 2000), we will refund any sales charges deducted within 365 days prior to the date the request is received at our Designated office.




/2/ For Policies issued on or after February 1, 2004 with the Enhanced Cash Surrender Value Rider, if you request a full cash withdrawal during the first ten Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and (b) part of the cost of term insurance we have deducted in the current Policy year, as shown in Table A below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Internal Revenue Code. This rider is subject to state approval.



For Policies issued with the Enhanced Cash Surrender Value Rider and issued on or after November 23, 2001 and prior to February 1, 2004 or in connection with employer sponsored plans already in existence on that date, if you request a full cash withdrawal during the first seven Policy years, we will refund (a) part of the cumulative charges we have deducted from your premium payments and
(b) part of the cost of term insurance we have deducted in the current Policy year, as shown in Table B below. However, we will not pay this refund if the full cash withdrawal is related to an exchange pursuant to Section 1035 of the Internal Revenue Code.



                                    Table A



                                                         Portion of
                                                        Cost of Term
                                                 Insurance Charges Deducted
                               Portion of          during Policy Year of
       Policy Year of      Cumulative Premium       Full Cash Withdrawal
    Full Cash Withdrawal Charges to be Refunded*       to be Refunded
    -----------------------------------------------------------------------
        1                         100%                       95%
    -----------------------------------------------------------------------
        2                          95%                       85%
    -----------------------------------------------------------------------
        3                          90%                       75%
    -----------------------------------------------------------------------
        4                          85%                       65%
    -----------------------------------------------------------------------
        5                          80%                       55%
    -----------------------------------------------------------------------
        6                          75%                       45%
    -----------------------------------------------------------------------
        7                          70%                       35%
    -----------------------------------------------------------------------
        8                          65%                       25%
    -----------------------------------------------------------------------
        9                          60%                       15%
    -----------------------------------------------------------------------
        10                         55%                        5%
    -----------------------------------------------------------------------
        11 and later              None                      None
    -----------------------------------------------------------------------



                                    Table B



                                                         Portion of
                                                        Cost of Term
                                                 Insurance Charges Deducted
                               Portion of          during Policy Year of
       Policy Year of      Cumulative Premium       Full Cash Withdrawal
    Full Cash Withdrawal Charges to be Refunded*       to be Refunded
    -----------------------------------------------------------------------
        1                         100%                       75%
    -----------------------------------------------------------------------
        2                          90%                       50%
    -----------------------------------------------------------------------
        3                          75%                       25%
    -----------------------------------------------------------------------
        4                          60%                      None
    -----------------------------------------------------------------------
        5                          45%                      None
    -----------------------------------------------------------------------
        6                          30%                      None
    -----------------------------------------------------------------------
        7                          15%                      None
    -----------------------------------------------------------------------
        8 and later               None                      None
    -----------------------------------------------------------------------


   * The percent shown is applied to the cumulative sales, tax, and administrative charges deducted from your premium.

/3/ For Policies issued prior to May 1, 1996 or in connection with certain employer sponsored plans effective prior to August 1, 2000, the maximum we can charge is 1% of each premium payment and we currently charge 0%.

/4/ This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy based on various assumptions.

/5/ See "Charges and Deductions--Annual Target Premium" for a detailed discussion of the determination of the annual target premium.

/6/ There is no sales charge for payments in excess of the annual target premium in any Policy year.

Periodic Charges Other Than Portfolio Operating Expenses

These tables describe other fees and expenses that you will pay periodically during the time that you own the Policy not including the fees and expenses of the Portfolios.


Periodic Charges



                                                                                   Maximum Amount We Can
         Charge             When Charge is Deducted    Current Amount Deducted            Deduct
-----------------------------------------------------------------------------------------------------------
Cost of Term Insurance     On each monthly
for coverage under base    anniversary of the Policy  Highest: $13.93 per        Highest: $30.45 per
policy*                                               $1,000 of term insurance   $1,000 of term insurance
                                                      amount                     amount
Highest and Lowest Charge
Among All Possible                                    Lowest: $0.03 per $1,000   Lowest: $0.09 per $1,000
Insureds                                              of term insurance amount   of term insurance amount

                                                      $0.16 per $1,000 of term   $0.40 per $1,000 of term
Charge for male, issue                                insurance amount           insurance amount
age 45, Guaranteed Issue
underwriting class
-----------------------------------------------------------------------------------------------------------
Cost of Term Insurance     On each monthly
under term benefit *****   anniversary of the Policy  Highest: $10.44 per        Highest: $30.45 per
                                                      $1,000 of term insurance   $1,000 of term insurance
Highest and Lowest Charge                             amount                     amount
Among All Possible
Insureds+                                             Lowest: $0.02 per $1,000   Lowest: $0.09 per $1,000
                                                      of term insurance amount   of term insurance amount

Charge for male, issue                                $0.12 per $1,000 of term   $0.40 per $1,000 of term
age 45, Guaranteed Issue                              insurance amount           insurance amount
underwriting class++
-----------------------------------------------------------------------------------------------------------
Mortality and Expense      On each monthly            Effective annual rate of   Effective annual rate up
Risk Charge                anniversary of the Policy  0.40% of the cash value    to .90%
                                                      in the Separate Account.**

                                                      We intend to reduce this
                                                      charge after Policy year
                                                      9 to 0.20% and after
                                                      Policy year 20 to 0.10%.

-----------------------------------------------------------------------------------------------------------
Loan Interest Spread       Annually (or on loan       Annual rate of 0.25% of    Annual rate of 2% of the
                           termination, if earlier)   the loan amount            loan amount

Periodic Charges Applicable to any Optional Riders That You Choose to Add to Your Policy****

                                When Charge is             Current Amount             Maximum Amount
    Optional Feature               Deducted                   Deducted                 We Can Deduct
-----------------------------------------------------------------------------------------------------------
Disability Waiver of       Monthly
Monthly Deduction Benefit                             Highest: $0.28 per $1,000  Highest: $0.28 per $1,000
*****                                                 of total term insurance    of total term insurance
                                                      amount                     amount
Highest and Lowest Charge
Among All Possible                                    Lowest: $0.01 per $1,000   Lowest: $0.01 per $1,000
Insureds                                              of total term insurance    of total term insurance
                                                      amount                     amount

Charge for male, issue                                $0.03 per $1,000 of total  $0.04 per $1,000 of total
age 45, Guaranteed Issue                              term insurance amount      term insurance amount
underwriting class
-----------------------------------------------------------------------------------------------------------
Accidental Death Benefit   Monthly
*****                                                 Highest: $0.07 per $1,000  Highest: $0.12 per $1,000
                                                      of accidental death        of accidental death
Highest and Lowest Charge                             benefit amount             benefit amount
Among All Possible
Policies                                              Lowest: $0.04 per $1,000   Lowest: $0.07 per $1,000
                                                      of accidental death        of accidental death
                                                      benefit amount             benefit amount
Charge for male, issue
age 45, Guaranteed Issue                              $0.04 per $1,000 of        $0.07 per $1,000 of
underwriting class                                    accidental death benefit   accidental death benefit
                                                      amount                     amount
-----------------------------------------------------------------------------------------------------------


--------
* The cost of term insurance charge varies based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. See "Charges and Deductions--Cost of Term Insurance" for a more detailed discussion of factors affecting this charge. You can obtain more information about the cost of insurance or other charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy based on various assumptions.

** For Policies issued on or after August 1, 2000 and prior to February 1, 2004 or in connection with employer sponsored plans that became effective within that period, the charge is currently at an effective annual rate of 0.48% of the cash value in the Separate Account. For those Policies, we intend to reduce this charge after Policy year 9 to .36% and after Policy year 20 to .30%. For policies issued prior to May 1, 1996 or in connection with employer sponsored plans that became effective prior to August 1, 2000, the charge is currently equivalent to an effective annual rate of 0.60% of the cash value in the Separate Account. For those Policies, we intend to reduce this charge to .30% for all Policy years after the ninth.

*** We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

**** The charges for the optional Interim Term Insurance Rider and the Enhanced Cash Surrender Value Rider have previously been described in the table of Transaction Fees above, since the charges for those riders are deducted from premiums.


***** This charge varies based on individual characteristics of the insured or of individuals in the group that the charge was intended to cover, and may not be representative of the charge that you will pay. You can obtain more information about the charges that would apply by contacting your insurance sales representative. If you would like, we will provide you with an illustration of the impact of these and other charges under the Policy, based on various assumptions.


+ For Policies issued prior to May 1, 2004, the highest and lowest cost of insurance charges for this term benefit would be:



                  Current Amount             Maximum Amount
                     Deducted                 We Can Deduct
             -----------------------------------------------------
             Highest: $14.34 per        Highest: $30.45 per
             $1,000 of term insurance   $1,000 of term insurance
             amount                     amount

             Lowest: $0.03 per $1,000   Lowest: $0.09 per $1,000
             of term insurance amount   of term insurance amount

++ For Policies issued prior to May 1, 2004, the cost of insurance charges for the term rider for a male, issue age 45, in the guaranteed issue underwriting class would be $.17 per $1,000 of term insurance amount (current amount deducted) and $.40 per $1,000 of term insurance amount (maximum amount we can deduct).


Portfolio Operating Expenses


Each of the Funds pays an investment management fee to its investment manager. Each of the Funds also incurs other direct expenses (see the applicable Fund Prospectus and the Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using. Most of the Funds offer various classes of shares, each of which has a different level of expenses, only one of which is available under a Policy. The available class of each Portfolio is specified in the expense table below and on the front cover pages of the Prospectus.



The first table below shows the lowest and highest fees and expenses charged by any of the Portfolios for the fiscal year ended December 31, 2003.


                                                Lowest*   Highest*
------------------------------------------------------------------
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio
assets, including management fees, distribution
(Rule 12b-1) fees and other expenses)            0.31%     1.89%
------------------------------------------------------------------

--------

*The lowest and highest percentages have been selected after adjustment of the percentage for all Portfolios (on a consistent basis) to reflect any changes in expenses during the 12 months ended December 31, 2003 or expected to occur during the 12 months ended December 31, 2004.



The table below describes the annual operating expenses for each Portfolio for the year ended December 31, 2003 as a percentage of the Portfolio's average daily net assets for the year.



                                            Gross
                    Manage-                 Total    Fee Waivers   Net Total
                     ment    Other   12b-1  Annual   and Expense    Annual
                     Fees   Expenses Fees  Expenses Reimbursements Expenses
   -------------------------------------------------------------------------
   Metropolitan
   Series Fund,
   Inc. (Class A,
   except where
   noted)
   -------------------------------------------------------------------------
   State Street
   Research
   Aggressive
   Growth/(a)/        .73%    .06%     0      .79%        0           .79%
   -------------------------------------------------------------------------
   State Street
   Research
   Diversified/(a)/   .44%    .05%     0      .49%        0           .49%
   -------------------------------------------------------------------------
   State Street
   Research
   Investment
   Trust/(a)/         .49%    .05%     0      .54%        0           .54%
   -------------------------------------------------------------------------
   State Street
   Research Aurora    .85%    .10%     0      .95%        0           .95%
   -------------------------------------------------------------------------
   FI International
   Stock/(i)/         .90%    .22%     0     1.12%        0          1.12%
   -------------------------------------------------------------------------

                                               Gross
                       Manage-                 Total    Fee Waivers   Net Total
                        ment    Other   12b-1  Annual   and Expense    Annual
                        Fees   Expenses Fees  Expenses Reimbursements Expenses
 ------------------------------------------------------------------------------
 Met/Putnam
 Voyager
 (formerly
 Putnam Large
 Cap Growth)/(b)/        .80%    .27%     0     1.07%       0.07%       1.00%
 ------------------------------------------------------------------------------
 Harris Oakmark
 Large Cap
 Value/(a)/              .75%    .08%     0      .83%          0         .83%
 ------------------------------------------------------------------------------
 FI Mid Cap
 Opportunities/(i)/      .69%    .06%     0      .75%          0         .75%
 ------------------------------------------------------------------------------
 Neuberger
 Berman Partners
 Mid Cap Value/(a)/      .69%    .11%     0      .80%          0         .80%
 ------------------------------------------------------------------------------
 Scudder Global
 Equity                  .64%    .17%     0      .81%          0         .81%
 ------------------------------------------------------------------------------
 T. Rowe Price
 Large Cap
 Growth/(a)/             .63%    .14%     0      .77%          0         .77%
 ------------------------------------------------------------------------------
 T. Rowe Price
 Small Cap
 Growth/(i)/             .52%    .09%     0      .61%          0         .61%
 ------------------------------------------------------------------------------
 Lehman Brothers(R)
 Aggregate Bond
 Index                   .25%    .09%     0      .34%          0         .34%
 ------------------------------------------------------------------------------
 MetLife Mid Cap
 Stock Index             .25%    .18%     0      .43%          0         .43%
 ------------------------------------------------------------------------------
 Morgan Stanley
 EAFE(R) Index/(b)/      .30%    .49%     0      .79%       0.04%        .75%
 ------------------------------------------------------------------------------
 Russell 2000(R)
 Index                   .25%    .24%     0      .49%          0         .49%
 ------------------------------------------------------------------------------
 MetLife Stock
 Index                   .25%    .06%     0      .31%          0         .31%
 ------------------------------------------------------------------------------
 Davis Venture
 Value/(a)/              .75%    .05%     0      .80%          0         .80%
 ------------------------------------------------------------------------------
 Loomis Sayles
 Small Cap               .90%    .07%     0      .97%          0         .97%
 ------------------------------------------------------------------------------
 State Street
 Research Large
 Cap Growth/(i)/         .75%    .04%     0      .79%          0         .79%
 ------------------------------------------------------------------------------
 MFS Investors
 Trust/(a)(b)(i)/        .75%    .59%     0     1.34%       0.34%       1.00%
 ------------------------------------------------------------------------------
 State Street
 Research Money
 Market                  .35%    .08%     0      .43%          0         .43%
 ------------------------------------------------------------------------------
 MFS Total
 Return--Class B
 ------------------------------------------------------------------------------
 FI Value Leaders/(i)/   .67%    .05%     0      .72%          0         .72%
 ------------------------------------------------------------------------------
 State Street
 Research Bond
 Income//                .40%    .11%     0      .51%          0         .51%
 ------------------------------------------------------------------------------

                                              Gross
                      Manage-                 Total    Fee Waivers   Net Total
                       ment    Other   12b-1  Annual   and Expense    Annual
                       Fees   Expenses Fees  Expenses Reimbursements Expenses
  ----------------------------------------------------------------------------

  The Janus
  Aspen Series
  ----------------------------------------------------------------------------
  Janus Aspen
  Growth--
  Institutional Class   .65%    .02%      0     .67%          0         .67%
  ----------------------------------------------------------------------------
  Janus Aspen
  Balanced--
  Service Class
  ----------------------------------------------------------------------------
  Janus Aspen
  Capital
  Appreciation--
  Service Class
  ----------------------------------------------------------------------------

  The Franklin
  Templeton
  Variable
  Insurance
  Products Trust
  ----------------------------------------------------------------------------
  Templeton
  Foreign
  Securities--
  Class 1 /(h)/         .70%    .20%      0     .90%       0.02%        .88%
  ----------------------------------------------------------------------------
  Templeton
  Growth
  Securities--
  Class 2
  ----------------------------------------------------------------------------
  Franklin Mutual
  Discovery
  Securities--
  Class 2               .53%    .31%    .25%   1.09%       0.05%       1.04%
  ----------------------------------------------------------------------------

  AllianceBernstein
  Variable
  Products Series
  Fund, Inc.
  ----------------------------------------------------------------------------
  AllianceBernstein
  Growth and
  Income--Class B       .63%    .05%    .25%    .93%          0         .93%
  ----------------------------------------------------------------------------
  AllianceBernstein
  US Government/
  High Grade
  Securities--
  Class B              1.00%    .06%    .25%   1.31%          0        1.31%
  ----------------------------------------------------------------------------
  AllianceBernstein
  Technology--
  Class B              1.00%    .21%    .25%   1.46%          0        1.46%
  ----------------------------------------------------------------------------

  Met Investors
  (formerly COVA)
  Series Trust
  ----------------------------------------------------------------------------
  Lord Abbett
  Growth and
  Income--Class A       .58%    .09%      0     .67%          0         .67%
  ----------------------------------------------------------------------------
  Lord Abbett
  Bond
  Debenture/(c)(i)/--
  Class A               .60%    .17%      0     .77%       0.02         .75%
  ----------------------------------------------------------------------------

                                             Gross
                     Manage-                 Total    Fee Waivers   Net Total
                      ment    Other   12b-1  Annual   and Expense    Annual
                      Fees   Expenses Fees  Expenses Reimbursements Expenses
  ---------------------------------------------------------------------------
  Janus Aggressive
  Growth--
  Class B
  ---------------------------------------------------------------------------
  Neuberger
  Berman Real
  Estate--
  Class B
  ---------------------------------------------------------------------------
  Lord Abbett
  Growth
  Opportunities--
  Class B
  ---------------------------------------------------------------------------
  T. Rowe Price
  Mid-Cap
  Growth--Class B
  ---------------------------------------------------------------------------
  Lord Abbett
  Mid-Cap Value--
  Class B
  ---------------------------------------------------------------------------
  Met/AIM Small
  Cap Growth--
  Class B
  ---------------------------------------------------------------------------
  Met/AIM Mid
  Cap Core
  Equity--Class B
  ---------------------------------------------------------------------------
  Third Avenue
  Small Cap
  Value--Class B
  ---------------------------------------------------------------------------

  Fidelity
  Variable
  Insurance
  Products Fund
  ---------------------------------------------------------------------------
  Growth--Service
  Class/(g)/           .58%    .09%    .10%   .77%         0           .77%
  ---------------------------------------------------------------------------
  Contrafund (R)
  Service Class/(g)/   .58%    .10%    .10%   .78%         0           .78%
  ---------------------------------------------------------------------------
  Asset Manager
  Growth (R)--
  Service Class/(g)/   .58%    .16%    .10%   .84%         0           .84%
  ---------------------------------------------------------------------------
  Investment
  Grade Bond--
  Service Class
  ---------------------------------------------------------------------------
  Equity-Income--
  Service Class
  ---------------------------------------------------------------------------

  AIM Variable
  Insurance Funds
  ---------------------------------------------------------------------------
  Government
  Securities--
  Series II
  ---------------------------------------------------------------------------
  AIM V.I. Real
  Estate
  ---------------------------------------------------------------------------
  Invesco VIF--
  Core Equity
  ---------------------------------------------------------------------------

                                             Gross
                     Manage-                 Total    Fee Waivers   Net Total
                      ment    Other   12b-1  Annual   and Expense    Annual
                      Fees   Expenses Fees  Expenses Reimbursements Expenses
   --------------------------------------------------------------------------

   American
   Century Variable
   Products Fund
   --------------------------------------------------------------------------
   International--
   Class II
   --------------------------------------------------------------------------
   Vista--Class I
   --------------------------------------------------------------------------
   Value--Class II
   --------------------------------------------------------------------------

   Delaware VIP
   Trust
   --------------------------------------------------------------------------
   Small Cap
   Value--Service
   Shares
   --------------------------------------------------------------------------

   Dreyfus
   Investment
   Portfolios
   (Service Shares)
   --------------------------------------------------------------------------
   MidCap Stock
   --------------------------------------------------------------------------
   Emerging
   Leaders
   --------------------------------------------------------------------------

   Dreyfus Variable
   Investment Fund
   (Service Shares)
   --------------------------------------------------------------------------
   International
   Value
   --------------------------------------------------------------------------
   Appreciation
   --------------------------------------------------------------------------

   Goldman Sachs
   Variable
   Insurance Trust
   --------------------------------------------------------------------------
   Mid Cap Value
   --------------------------------------------------------------------------
   Core Small Cap
   Equity
   --------------------------------------------------------------------------

   Massachusetts
   Financial
   Services Variable
   Insurance Trust
   (Service Class)
   --------------------------------------------------------------------------
   Global Equity
   --------------------------------------------------------------------------
   High Income
   --------------------------------------------------------------------------
   Value
   --------------------------------------------------------------------------
   New Discovery
   --------------------------------------------------------------------------

   Van Kampen Life
   Investment
   Trust
   --------------------------------------------------------------------------
   Government
   Fund--Class II
   --------------------------------------------------------------------------

                                            Gross
                    Manage-                 Total    Fee Waivers   Net Total
                     ment    Other   12b-1  Annual   and Expense    Annual
                     Fees   Expenses Fees  Expenses Reimbursements Expenses
   -------------------------------------------------------------------------

   Wells Fargo
   Variable Trust
   -------------------------------------------------------------------------
   Total Return
   Bond
   -------------------------------------------------------------------------
   Money Market
   -------------------------------------------------------------------------
   Asset Allocation
   -------------------------------------------------------------------------
   Growth
   -------------------------------------------------------------------------
   Large Company
   Growth
   -------------------------------------------------------------------------
   Equity Income
   -------------------------------------------------------------------------



--------

(a) The Metropolitan Series Fund directed certain of the Portfolio's trades to brokers who paid a portion of the Portfolio's expenses. Net Total Annual Expenses for the Portfolio does not reflect these reductions or credits.


(b) The Metropolitan Series Fund and its affiliate MetLife Advisers, LLC have entered into an Expense Agreement under which MetLife Advisers, LLC will waive investment management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) ("Expenses") attributable to the Class A shares of this Portfolio of the Metropolitan Series Fund, so that the Net Total Annual Expenses of this Portfolio will not exceed, at any time prior to April 30, 2004, the percentage shown in the far right column. Under the Expense Agreement, if certain conditions are met, the MFS Investors Trust Portfolio and the MFS Research Managers Portfolio may reimburse Metlife Advisers, LLC for fees it waived and Expenses it paid if, in the future, actual Expenses of the Portfolios are less than the expense limits.

Net Total Annual Expenses for the MFS Investors Trust Portfolio and the MFS Research Managers Portfolio have been restated to reflect certain changes during the year in the arrangements described above.

(c) Met Investors Series Trust and its affiliate Met Investors Advisory LLC have entered into an Expense Limitation Agreement under which Met Investors Advisory LLC has agreed to waive or limit its fees and to assume other expenses so that the Net Total Annual Expenses of this Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of this Portfolio's business) will not exceed, at any time prior to April 30, 2004, the percentages shown in the far right column. Under certain circumstances, any fees waived or expenses reimbursed by Met Investors Advisory LLC may, with the approval of the Trust's Board of Trustees, be repaid by the Portfolio to Met Investors Advisory LLC.

Net Total Annual Expenses for the Lord Abbett Bond Debenture Portfolio have been restated to reflect changes during the year in the arrangements described above.


(d) The Portfolio's actual Other Expenses and Net Total Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.



(e) Certain expenses of the Portfolio were absorbed voluntarily by INVESCO pursuant to commitments between the Portfolio and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors and is not reflected in the table. After absorption, but excluding any expense offset arrangements, the Portfolio's other Expenses and Net Total Annual Expenses were 0.46% and 1.36% respectively.



(f) Effective June 1, 2002, INVESCO is entitled to reimbursement from the Portfolio for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between INVESCO and the Portfolio, if such reimbursements do not cause the Portfolio to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the Board of Directors and are not reflected in the table.



(g) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. These offsets may be discontinued at any time.

(h) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund for cash management. This reduction is reflected in the table and is required by the Portfolio's Board of Trustees and an exemptive order by the Securities and Exchange Commission.



(i) On December 16, 2003, Fidelity Research & Management Company became the sub-adviser for the Putnam International Stock Portfolio which changed its name to FI International Stock Portfolio. On May 1, 2004, the FI Mid Cap Opportunities Portfolio of the Metropolitan Series Fund was merged into the Janus Mid Cap Portfolio of the Metropolitan Series Fund which changed its name to FI Mid Cap Opportunities Portfolio. On May 1, 2004, the MFS Research Managers Portfolio of the Metropolitan Series Fund was merged into the MFS Investors Trust Portfolio of the Metropolitan Series Fund. On May 1, 2004, State Street Research & Management Company became the sub-adviser for the Alger Equity Growth Portfolio of the Metropolitan Series Fund which changed its name to the State Street Research Large Cap Growth Portfolio. On February 5, 2004, the FI Structured Equity Portfolio of the Metropolitan Series Fund was renamed the FI Value Leaders Portfolio. The assets of the Franklin Small Cap Investment Division of the Separate Account merged into the T. Rowe Price Small Cap Growth Class B Investment Division on May 1, 2004. The Franklin Small Cap Investment Division is no longer available under the Policy. The assets of the AllianceBernstein Premier Growth Investment Division of the Separate Account merged into the Janus Aggressive Growth Investment Division on May 1, 2004. The AllianceBernstein Premier Growth Investment Division is no longer available under the Policy. The assets of the INVESCO VIF--High Yield Investment Division of the Separate Account merged into the Lord Abbett Bond Debenture Investment Division on May 1, 2004. The INVESCO VIF--High Yield Investment Division is no longer available under the Policy.


The Fund and expense information regarding the Portfolios was provided by those Portfolios.

MetLife

Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010.

MetLife has the legal obligation to pay all benefits and other amounts to which you are entitled under the terms of your Policy.

The Fixed Account

The Fixed Account is part of our general assets that are not in any legally segregated separate accounts. Amounts in the Fixed Account are credited with interest at an effective annual rate of 4%. We may also credit excess interest on such amounts. Different excess interest rates may apply to different amounts based upon when such amounts were allocated to the Fixed Account.

Any partial amounts we remove from the Fixed Account (such as any portion of your Policy's monthly deduction that is allocable to the Fixed Account) will be taken from the most recently allocated amounts first. Any excess interest rate will be credited for at least 12 months before a new rate is credited. We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months. Since the Fixed Account is not registered under the federal securities laws, this Prospectus contains only limited information about the Fixed Account. The Policy gives you more information on the operation of the Fixed Account.

Separate Account UL

The Separate Account receives premium payments from the Policy described in this Prospectus and other variable life insurance policies that we issue. The assets in the Separate Account legally belong to us, but they are held solely for the benefit of investors in the Separate Account and no one else, including our other creditors. Income and realized and unrealized capital gains and losses of the Separate Account are credited to the Separate Account without regard to any of our other income or capital gains and losses. We will keep an amount in the Separate Account that at least equals the value of our commitments to policy owners that are based on their investments in the Separate Account. We can also keep charges that we deduct and other excess amounts in the Separate Account or we can transfer the excess out of the Separate Account.

[SIDEBAR: Each Separate Account investment division invests in a corresponding Portfolio of a Fund.]
The Separate Account has subdivisions, called "investment divisions." Each Investment division invests its assets exclusively in shares of a corresponding Portfolio of a Fund. We can add new investment divisions to or eliminate Investment divisions from the Separate Account. You can designate how you would like your net premiums and cash value to be allocated among the available investment divisions and our Fixed Account. Amounts you allocate to each investment division receive the investment experience of the investment division, and you bear this investment risk.

The Funds

[SIDEBAR: You should carefully review the investment objectives, strategies, and risks of each Portfolio which are described in the prospectus for each Fund you have also received.]

Each of the Funds is a "series" type of mutual fund, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Each Fund is divided into Portfolios, each of which represents a different class of stock in which a corresponding investment division of the Separate Account invests. You should read each Fund prospectus that you have also received. They contain information about each Fund and its Portfolios, including the investment objectives, strategies, risks and investment advisers that are associated with each Portfolio. They also contain information on our different separate accounts and those of our affiliates that invest in each Fund and the risks related thereto.

Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same money managers. These Portfolios are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different cash flows into and out of the Portfolios, different fees and different sizes.


Our arrangements with certain of the unaffiliated Fund sponsors provide that they or one of their affiliates will pay us based on a percentage (up to 0.40% on an annual basis) of the net assets of a Portfolio attributable to the Policies. (This is in addition to any amounts we may receive from Rule 12b-1 fees charged to a Portfolio.) Any such additional payments are not charged to you, the Separate Account or the Portfolio.


As of the end of each Valuation Period (see "Valuation period" description below in "Other Policy Provisions--When Your Requests Become Effective"), we purchase and redeem Fund shares for the Separate Account at their net asset value without any sales or redemption charges. These purchases and redemptions reflect the amount of any of the following transactions that take effect at the end of the Valuation Period:
..  The allocation of net premiums to the Separate Account.
.. Dividends and distributions on Fund shares, which are reinvested as of the dates paid (which reduces the value of each share of the Fund and increases the number of Fund shares outstanding, but has no effect on the cash value in the Separate Account).

.. Policy loans and loan repayments allocated to the Separate Account. .. Transfers to and among investment divisions.
..  Withdrawals and surrenders taken from the Separate Account.

The adviser, any sub-adviser and investment objective of each Portfolio are as follows:

Metropolitan Series Fund, Inc.
                                          Adviser: MetLife
                                          Advisers, LLC


Portfolio                           Sub-Adviser             Investment Objective
-------------------------------------------------------------------------------------
State Street Research       State Street Research &     Maximum capital
Aggressive Growth           Management Company          appreciation.
-------------------------------------------------------------------------------------
State Street Research       State Street Research &     Long-term growth of capital
Investment Trust            Management Company          and income.
-------------------------------------------------------------------------------------
State Street Research       State Street Research &     High total return, consisting
Aurora                      Management Company          principally of capital
                                                        appreciation.
-------------------------------------------------------------------------------------
State Street Research       State Street Research &     High total return while
Diversified                 Management Company          attempting to limit
                                                        investment risk and reserve
                                                        capital.
-------------------------------------------------------------------------------------
FI International Stock      Fidelity Management &       Long-term growth of capital.
                            Research Company
-------------------------------------------------------------------------------------
Met/Putnam Voyager          Putnam Investment           Capital appreciation.
                            Management, LLC
-------------------------------------------------------------------------------------
Harris Oakmark Large Cap    Harris Associates L.P.      Long-term capital
Value                                                   appreciation.
-------------------------------------------------------------------------------------
FI Mid Cap Opportunities    Fidelity Management &       Long-term growth of capital.
                            Research Company
-------------------------------------------------------------------------------------
Neuberger Berman Partners   Neuberger Berman            Capital growth.
Mid Cap Value               Management Inc.
-------------------------------------------------------------------------------------
Scudder Global Equity       Deutsche Investment         Long-term growth of capital.
                            Management Americas Inc.
-------------------------------------------------------------------------------------
T. Rowe Price Large Cap     T. Rowe Price Associates    Long-term growth of capital
Growth                      Inc.                        and, secondarily, dividend
                                                        income.
-------------------------------------------------------------------------------------
T. Rowe Price Small Cap     T. Rowe Price Associates    Long-term growth.
Growth                      Inc.
-------------------------------------------------------------------------------------
Lehman Brothers(R)          Metropolitan Life Insurance To equal the performance of
Aggregate Bond Index        Company                     the Lehman Brothers
                                                        Aggregate Bond Index.
-------------------------------------------------------------------------------------
MetLife Stock Index         Metropolitan Life Insurance To equal the performance of
                            Company                     the Standard & Poor's 500
                                                        Composite Stock Price
                                                        Index.
-------------------------------------------------------------------------------------
Morgan Stanley EAFE(R)      Metropolitan Life Insurance To equal the performance of
Index                       Company                     the MSCI EAFE Index.
-------------------------------------------------------------------------------------
Russell 2000(R) Index       Metropolitan Life Insurance To equal the return of
                            Company                     Russell 2000 Index.
-------------------------------------------------------------------------------------
MetLife Mid Cap Stock       Metropolitan Life Insurance To equal the performance of
Index                       Company                     the Standard & Poor's
                                                        MidCap 400 Composite Stock
                                                        Index.
-------------------------------------------------------------------------------------
Davis Venture Value         Davis Selected Advisors,    Growth of capital.
                            L.P.
-------------------------------------------------------------------------------------
State Street Research Large State Street Research &     Long-term capital
Cap Growth                  Management Company          appreciation.
-------------------------------------------------------------------------------------
Loomis Sayles Small Cap     Loomis, Sayles & Company,   Long-term capital growth
                            L.P.                        from investments in common
                                                        stocks or other equity
                                                        securities.
-------------------------------------------------------------------------------------

Portfolio                        Sub-Adviser           Investment Objective
--------------------------------------------------------------------------------
MFS Investors Trust        Massachusetts Financial Long-term growth of capital
                           Services Company        with a secondary objective to
                                                   seek reasonable current
                                                   income.
--------------------------------------------------------------------------------
State Street Research      State Street Research & High level of current income
Money Market               Management Company      consistent with preservation
                                                   of capital.
--------------------------------------------------------------------------------
MFS Total Return           Massachusetts Financial
                           Services Company
--------------------------------------------------------------------------------
FI Value Leaders           Fidelity Management &   Long-term growth of capital.
(formerly FI Structured    Research Company
Equity)
--------------------------------------------------------------------------------
State Street Research Bond State Street Research & A competitive total return
Income                     Management Company      primarily from investing in
                                                   fixed-income securities.
--------------------------------------------------------------------------------

The Janus Aspen Series                             Advisor: Janus
                                                   Capital Management
                                                   LLC
--------------------------------------------------------------------------------
Portfolio                        Sub-Adviser           Investment Objective
--------------------------------------------------------------------------------
Janus Aspen Growth         N/A                     Long-term growth of capital
                                                   in a manner consistent with
                                                   the preservation of capital.
--------------------------------------------------------------------------------
Janus Aspen Balanced       N/A
--------------------------------------------------------------------------------
Janus Aspen Capital        N/A
Appreciation
--------------------------------------------------------------------------------





       The Franklin Templeton Variable Insurance  Advisor: Franklin
       Products Trust                             Advisors, Inc.
       -----------------------------------------------------------------------
       Portfolio                    Sub-Adviser       Investment Objective
       -----------------------------------------------------------------------
       Templeton Foreign                N/A       Long-term growth of capital.
       Securities
       -----------------------------------------------------------------------
       Templeton Growth                 N/A
       Securities
       -----------------------------------------------------------------------
       Franklin Mutual Discovery        N/A
       Securities
       -----------------------------------------------------------------------

       AllianceBernstein Variable Products Series Adviser: Alliance
       Fund, Inc.                                 Capital Management,
                                                  L.P.
       -----------------------------------------------------------------------
       Portfolio                    Sub-Adviser       Investment Objective
       -----------------------------------------------------------------------
       AllianceBernstein Growth         N/A       To seek reasonable current
       and Income                                 income and reasonable
                                                  opportunity for appreciation
                                                  through investments
                                                  primarily in dividend-paying
                                                  common stocks of good
                                                  quality.
       -----------------------------------------------------------------------
       AllianceBernstein US             N/A
       Government/High Grade
       Securities
       -----------------------------------------------------------------------
       AllianceBernstein                N/A       Capital growth.
       Technology
       -----------------------------------------------------------------------

Met Investors Series Trust                              Adviser: Met Investors
                                                        Advisory, LLC
------------------------------------------------------------------------------------
Portfolio                          Sub-Adviser              Investment Objective
------------------------------------------------------------------------------------
Lord Abbett Growth and    Lord, Abbett & Co.            Long-term growth of capital
Income                                                  and income.
------------------------------------------------------------------------------------
Lord Abbett Bond          Lord, Abbett & Co.            To provide high current
Debenture                                               income and the opportunity
                                                        for capital appreciation to
                                                        produce a high total return.
------------------------------------------------------------------------------------
Janus Aggressive Growth   Janus Capital Management
                          LLC
------------------------------------------------------------------------------------
Neuberger Berman Real     Neuberger Berman
Estate                    Management Inc.
------------------------------------------------------------------------------------
Lord Abbett Growth        Lord, Abbett & Co.
Opportunities
------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap     T. Rowe Price Associates,
Growth                    Inc.
------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Lord, Abbett & Co.
------------------------------------------------------------------------------------
Met/AIM Small Cap Growth  AIM
------------------------------------------------------------------------------------
Met/AIM Mid Cap Core      AIM
Equity
------------------------------------------------------------------------------------
Third Avenue Small Cap    Third Avenue Management
Value
------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund               Adviser: Fidelity
                                                        Management &
                                                        Research Company
------------------------------------------------------------------------------------
Portfolio                          Sub-Adviser              Investment Objective
------------------------------------------------------------------------------------
Growth                    N/A                           Capital appreciation.
------------------------------------------------------------------------------------
Contrafund(R)             N/A                           Long-term capital
                                                        appreciation.
------------------------------------------------------------------------------------
Asset Manager Growth(R)   N/A                           To maximize total return by
                                                        allocating its assets among
                                                        stocks, bonds, short-term
                                                        investments, and other
                                                        investments.
------------------------------------------------------------------------------------
Investment Grade Bond     N/A
------------------------------------------------------------------------------------
Equity-Income             N/A
------------------------------------------------------------------------------------

AIM Variable Insurance Funds                            Adviser: AIM
------------------------------------------------------------------------------------
Portfolio                          Sub-Adviser              Investment Objective
------------------------------------------------------------------------------------
Government Securities     N/A
------------------------------------------------------------------------------------
AIM V.I. Real Estate      N/A                           Capital Growth.
------------------------------------------------------------------------------------
Invesco VIF--Core Equity  Invesco Institutional (N.A.), To provide a high total
                          Inc                           return through both growth
                                                        and current income.
------------------------------------------------------------------------------------

            American Century Variable Products Fund   Adviser: American
                                                      Century
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            International                  N/A
            ----------------------------------------------------------------
            Vista                          N/A
            ----------------------------------------------------------------
            Value                          N/A
            ----------------------------------------------------------------

            Delaware VIP Trust                        Adviser: Delaware
                                                      Management Company
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            Small Cap Value                N/A
            ----------------------------------------------------------------

            Dreyfus Investment Portfolios             Adviser: The Dreyfus
                                                      Corporation
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            MidCap Stock                   N/A
            ----------------------------------------------------------------
            Emerging Leaders               N/A
            ----------------------------------------------------------------

            Dreyfus Variable Investment Fund          Adviser: The Dreyfus
                                                      Corporation
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            International Value            N/A
            ----------------------------------------------------------------
            Appreciation                   N/A
            ----------------------------------------------------------------

            Goldman Sachs Variable Insurance Trust    Adviser: Goldman
                                                      Sachs Asset
                                                      Management
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            Mid Cap Value                  N/A
            ----------------------------------------------------------------
            Core Small Cap Equity          N/A
            ----------------------------------------------------------------

            Massachusetts Financial Services Variable Adviser: Massachusetts
            Insurance Trust                           Financial Services
                                                      Company
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            Global Equity                  N/A
            ----------------------------------------------------------------
            High Income                    N/A
            ----------------------------------------------------------------
            Value                          N/A
            ----------------------------------------------------------------
            New Discovery                  N/A
            ----------------------------------------------------------------

            Van Kampen Life Investment Trust          Adviser: Van Kampen
                                                      Asset Management, Inc.
            ----------------------------------------------------------------
            Portfolio                  Sub-Adviser     Investment Objective
            ----------------------------------------------------------------
            Government Fund                N/A
            ----------------------------------------------------------------

       Wells Fargo Variable Trust                    Adviser: Wells Fargo
       ------------------------------------------------------------------
       Portfolio                  Sub-Adviser        Investment Objective
       ------------------------------------------------------------------
       Total Return         Wells Capital Management
       ------------------------------------------------------------------
       Money Market         Wells Capital Management
       ------------------------------------------------------------------
       Asset Allocation     Barclay's Global
       ------------------------------------------------------------------
       Growth               Wells Capital Management
       ------------------------------------------------------------------
       Large Company Growth Peregrine Capital
       ------------------------------------------------------------------
       Equity Income        Wells Capital Management
       ------------------------------------------------------------------


The Portfolio Share Classes that We Offer


The Funds offer various classes of shares, each of which has a different level of expenses. The Fund prospectuses may provide information for share classes or Portfolios that are not available through the Policy. When you consult the Fund prospectus for a Portfolio, you should be careful to refer only to the information regarding the Portfolio and class of shares that is available through the Policy. The classes of shares that are available under the Policy are indicated in the expense table on pages 12 to 17 and on the front cover pages of the Prospectus.




Voting Rights

[SIDEBAR: You can give us voting instructions on shares of each Portfolio of a
                   Fund that are attributed to your Policy.]

The Funds have shareholder meetings from time to time to, for example, elect directors and approve some changes in investment management arrangements. We will vote the shares of each Portfolio that are attributed to your Policy based on your instructions. Should we determine that the 1940 Act no longer requires us to do this, we may decide to vote Fund shares in our own right, without input from you or any other owners of variable life insurance policies or variable annuity contracts that participate in a Fund.

Issuing a Policy

If you want to own a Policy, then you must complete an application, which must be received by the Designated Office. We reserve the right to reject an application for any reason permitted by law, and our acceptance of an application is subject to our insurance underwriting rules.


There are three types of underwriting available under the Policy. We decide which type to use based on the total number of eligible possible insureds within the eligible group for whom a Policy could be purchased and the percentage of those insureds for whom a Policy is actually purchased. The three types of underwriting are:


Guaranteed Issue--requires the least evidence of insurability and rating classification
Simplified Underwriting--requires more evidence of insurability and rating classification
Full Underwriting--requires the most evidence of insurability and rating classification

An insured who is a standard risk under Simplified Underwriting or Guaranteed Issue may have a higher cost of term insurance rate than would apply to the same insured under Full Underwriting.

[SIDEBAR: We will issue a Policy to you as owner. You will have all the rights under the Policy including the ability to name a new owner or contingent owner.] Generally, we will issue a Policy only for insureds that are age 70 or less (although we may decide to permit an insured that is older) that have provided evidence of insurability that we find acceptable. An "insured" is the person upon whose life we issue the Policy. For the purpose of computing the insured's age under the Policy, we start with the insured's age on the Date of Policy which is set forth in the Policy. Age under the Policy at any other time is then computed using that issue age and adding the number of full Policy years completed.


The Date of Policy is usually the date the Policy application is approved and premiums are accepted. We use the Date of Policy to calculate the Policy years (and Policy months and monthly anniversaries). To preserve a younger age for the insured, we may permit a Date of Policy that is earlier than the date the application is approved if there have been no material misrepresentations in the application. You may request that your Date of Policy be the same date the planned periodic premium is received. In these cases, you would incur a charge for insurance protection before insurance coverage starts. However, the earlier Date of Policy gives you the potential advantage of having the premium applied to the Separate or Fixed Account on an earlier date if a payment is received.



Insurance coverage under the Policy will generally begin at the time the application is approved. For coverage to be effective, the insured's health on the date of such approval must be the same as stated in the application and, in most states, we can require that the insured not have sought medical advice or treatment between the date of the application and the date of approval.


    [SIDEBAR: You can make voluntary planned periodic premium payments and unscheduled premium payments.]
Payment and Allocation of Premiums

The payment of premiums won't guarantee that your Policy will remain in force. Rather, this depends on your Policy's cash surrender value.

Paying Premiums

You can make premium payments, subject to certain limitations discussed below, through the:

Voluntary Planned Periodic Premium Schedule: You choose the schedule on your application. The schedule sets forth the amount of premiums, fixed payment intervals and the period of time that you intend to pay premiums. The schedule can be: (a) annual; (b) semi-annual; or (c) through another method to which we agree. After payment of the first planned periodic premium, you do not have to pay premiums in accordance with your voluntary planned period premium schedule.


Unscheduled Premium Payment Option: You also can make other premium payments at any time.


Maximum and Minimum Premium Payments

..  The first premium may not be less than the planned premium.
..  After the first Policy year, your voluntary planned periodic payments must be at least $100, whether on an annual or semi-annual basis.
.. Unscheduled premium payments must be at least $100 each. We may change this minimum amount on 90 days' notice to you.

.. You may not pay premiums that exceed tax law premium limitations for life insurance policies. We will return any amounts that exceed these limits, except that we will keep any amounts that are required to keep the Policy from terminating. We will let you make premium payments that would turn your Policy into a modified endowment contract, but we will tell you of this status in your annual statement, and if possible, we will tell you how to reverse the status. ("See Tax Matters--Modified Endowment Contracts.")


.. We reserve the right not to sell a Policy to any group or individual associated with such group if the total amount of annual premium that is expected to be paid in connection with all Policies sold to the group or individuals associated with such group is less than $500,000.

.. We may require evidence of insurability for premium payments that cause the minimum death benefit to exceed the death benefit then in effect under the death benefit option chosen.

Allocating Net Premiums

 [SIDEBAR: Net premiums are your premiums minus the charges deducted from your premiums.]

Your allocations of net premiums to the Fixed Account are effective as of the Investment Start Date. See "Investment Start Date" description below in "Other Policy Provisions--When Your Requests Become Effective." Your allocations of net premiums to the investment divisions of the Separate Account are effective as of the end of the free look period. During the free look period, we allocate the net premium payments you allocated to the investment divisions to the State Street Research Money Market investment division. At the end of the free look period, we will allocate your cash value in that investment division among all the Separate Account investment divisions according to your net premium allocation instructions.


You can instruct us to allocate your net premiums among the Fixed Account and the investment divisions. The percentage of your net premium allocation into each of these investment options must be in whole numbers. You can change your allocations (effective after the end of the free look period) at any time by giving us written notification at our Designated Office or in any other manner that we permit. If you have cash value of at least $60,000,000 in the Fixed Account for all Policies you own, we will have to give prior approval to any allocation of net premium or transfer of cash value to the Fixed Account.

Insurance Proceeds


If the Policy is in force, we will pay your beneficiary the insurance proceeds as of the end of the Valuation Period that includes the insured's date of death. We will pay this amount after we receive documents that we request as due proof of the insured's death. The beneficiary can receive the death benefit in a single sum or under an income plan described below. You may make this choice during the insured's lifetime. If no selection is made, we will place the amount in an account to which we will credit interest, and the beneficiary will have immediate access to all or part of that amount. The beneficiary has one year from the date the insurance proceeds are paid to change the selection from a single sum payment to an income plan, as long as we have made no payments from the interest-bearing account. If the terms of the income plan permit the beneficiary to withdraw the entire amount from the plan, the beneficiary can also name contingent beneficiaries.


The insurance proceeds equal:
.. The death benefit under the death benefit option or minimum death benefit that is in effect on the date of death; plus

..  Any additional insurance proceeds provided by rider; minus
.. Any unpaid Policy loans and accrued interest thereon, and any due and unpaid charges accruing during a grace period.

Death Benefit Options

[SIDEBAR: The Policy generally offers a choice of three death benefit options.]

You can choose among three options. You select which option you want in the Policy application. The three options are:
..  Option A: The death benefit is a level amount and equals the specified face amount of the Policy.
..  Option B: The death benefit varies and equals the specified face amount of the Policy plus the cash value on the date of death.
.. Option C: The death benefit varies and equals the specified face amount of the Policy plus the amount by which the Policy premiums paid exceed withdrawals made.



There are issues that you should consider in choosing your death benefit option. For example, under Options B and C, the cash value or other amounts are added to the specified face amount. Therefore, the death benefit will generally be greater under these options than under Option A, for Policies with the same specified face amount and premium payments. By the same token, the cost of insurance will generally be greater under Options B and C than under Option A.

[SIDEBAR: You can generally change your death benefit option.]
You can change your death benefit option after the first Policy year, provided that:
..  Your cash surrender value after the change would be enough to pay at least two monthly deductions.
..  The specified face amount continues to be no less than the minimum we allow after a decrease.
..  The total premiums you have paid do not exceed the then current maximum premium limitations permitted under Internal Revenue Service rules.
.. You provide evidence satisfactory to us of the insured's insurability, as we may require.

Any change will be effective on the monthly anniversary on or immediately following the Date of Receipt of the request (or following the date we approve it if we require evidence of insurability). A change in death benefit option will cause us to automatically increase or decrease your specified face amount so that the amount of the death benefit is not changed on the effective date of the new death benefit option.

Before you change your death benefit option you should consider the following:
.. If the term insurance portion of your death benefit changes, as it may with a change from Option A to B or C and vice versa, the term insurance charge will also change. This will affect your cash value and, in some cases, the death benefit levels.

.. If your specified face amount changes because of the change in death benefit option, consider also the issues presented by changing your specified face amount that are described under "Specified Face Amount," below. These issues include the possibility that your Policy would become a modified endowment contract; that you would receive a taxable distribution; and that the maximum premium amounts that you can pay would change.

Minimum Death Benefit


In no event will the Policy death benefit (plus the proceeds under any term rider on the insured's life) be lower than the minimum amount required to maintain the Policy as life insurance under the federal income tax laws as in effect on the date your Policy is issued. We determine this minimum by applying either the:


I. Cash Value Accumulation Test or

II. Guideline Premium/Cash Value Corridor Test.

You choose the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test before we issue your Policy, and the election cannot later be changed. Under the Cash Value Accumulation Test, your death benefit is never less than the amount of your Policy's cash value at the insured's date of death, multiplied by a factor set forth in your Policy. This factor varies depending upon the insured's age at the date of death, and it declines as the insured grows older.

Under the Guideline Premium/Cash Value Corridor Test, there is a very similar minimum death benefit based on your Policy's cash value at the date of death. However, the factors set forth in your Policy are higher for the Guideline Premium/Cash Value Corridor Test (which results in a higher minimum death benefit, assuming the same cash value). Also, there are firm limits on the amount of premiums you can pay for the amount of coverage you have in force under the Guideline Premium/Cash Value Corridor Test, while the tax law imposes no such firm limits under the Cash Value Accumulation Test.

Before choosing between these two Tests you should consider the following:

.. The Cash Value Accumulation Test may allow you to pay a greater amount in premiums for the same amount of death benefit under federal income tax laws and still qualify as life insurance. This is the case because the Policy will qualify as life insurance even though the Policy owner is paying a higher level of premium than allowed under the Guideline Premium/Cash Value Accumulation Test. However, the death benefit under the Cash Value Accumulation Test (and thus the monthly cost of term insurance) could be higher. You should ask for an illustration comparing results under both tests. We reserve the right to return any premium to the extent it would cause the death benefit to increase above certain limits.

.. Increases in death benefits by operation of the Cash Value Accumulation Test will result in a higher monthly cost of term insurance. Such increases can also occur under the Guideline Premium/Cash Value Corridor Test, although this is less likely.
.. Any advantage of the Cash Value Accumulation Test may be eliminated if the Policy owner does not intend to exceed the 7-pay test limit. The 7-pay test sets a limit on the amount of premiums which may be paid under a policy during the 7-pay testing period (usually the first 7 Policy years after issue or after a material modification of the Policy) without incurring possible adverse tax consequences. If premiums paid exceed such limit during any 7-pay testing period, any partial withdrawals, Policy loan and other distributions may be subject to adverse federal income tax consequences.
   (See "Federal Tax Matters--Modified Endowment Contracts" below.)

Specified Face Amount

Choosing Your Initial Specified Face Amount
The specified face amount is the basic amount of insurance specified in your Policy. The Minimum Initial Specified Face amount is the smallest amount of specified face amount for which a Policy may be issued. Currently this amount is $100,000. You should consider whether to take all of your coverage as specified face amount or whether to take some coverage, if available, under our term insurance benefit.



The term insurance benefit provides coverage on the insured to age 95. You may purchase this rider, if available, only at the time of Policy issue by electing to take part of your coverage under the term insurance rider, you can reduce the amount of sales charges and current cost of insurance charges that you otherwise would pay. For details, see "Optional Rider Benefits--Term Benefit."


[SIDEMARK: You can generally increase or decrease your Policy's specified face amount.]
Changing Your Specified Face Amount

Generally, you may change your specified face amount at any time after the first Policy year subject to certain criteria specified below. Any change will be effective on: the monthly anniversary on or next following the (a) Date of Receipt of your request; or (b) if we require evidence of insurability, the date we approve your request.


No reduction may decrease the specified face amount below the Minimum Initial Specified Face Amount during the first five Policy years or one half that amount thereafter. These minimums also apply to decreases that result from partial withdrawals or changes in death benefit options. If there have been previous specified face amount increases, any decreases in specified face amount will be made in the following order: (i) the specified face amount provided by the most recent increase; (ii) the next most recent increases successively; and (iii) the initial specified face amount. You may increase the specified face amount only if the cash surrender value after the change is large enough to cover at least two monthly deductions based on your most recent cost of term insurance charge. Any increase may require that we receive additional evidence of insurability that is satisfactory to us. We may also impose a one-time underwriting charge.

Before you change your specified face amount you should consider the following:

.. The term insurance portion of your death benefit will change and so will the term insurance charge. This will affect the insurance charges, cash value and, in some cases, death benefit levels.


.. Reducing your specified face amount may result in our returning an amount to you which, if it occurs during the first 15 Policy years, could then be taxed on an income first basis.


.. The amount of additional premiums that the tax laws permit you to pay into your Policy may increase or decrease. The additional amount you can pay without causing your Policy to be a modified endowment contract for tax purposes may also increase or decrease. (See "Tax Matters--Modified Endowment Contracts.")

..  In some circumstances, the Policy could become a modified endowment contract.

.. For Policies issued on or after May 1, 1996 in connection with other than certain employer sponsored plans that became effective prior to August 1, 2000, the sales charge and the administration charge may change. This is because an increase or decrease in the specified face amount will result in an increase or decrease in the annual target premium on which these charges are based.

Income Plans

[SIDEBAR: Generally you can receive the Policy's insurance proceeds, amounts payable at the Final Date or amounts paid upon surrender under an income plan instead of in a lump sum.]

The insurance proceeds can be paid under a variety of income plans that are available under the Policy.

Generally, we currently make the following income plans available:
..  Interest income
..  Installment Income for a Stated Period
..  Installment Income of a Stated Amount
..  Single Life Income--Guaranteed Payment Period
..  Single Life Income--Guaranteed Return
..  Joint and Survivor Life Income


Before you choose an income plan you should consider:

.. The tax consequences associated with the Policy proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

.. That your Policy will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.


.. That the rates of return we credit under these plans are not based on the investment performance of any of the Portfolios.


Cash Value, Transfers and Withdrawals

Cash Value

[SIDEBAR: Your Policy is designed to accumulate cash value.]

Your Policy's cash value equals:
..  The Fixed Account cash value, plus
..  The Policy Loan Account cash value, plus
..  The Separate Account cash value.


Your Policy's cash surrender value equals your cash value minus any outstanding Policy loans (plus any accrued and unpaid loan interest).


On your Investment Start Date, the Policy's cash value in an investment division will equal the portion of any net premium allocated to the investment division, reduced by the portion of any monthly deductions allocated to the Policy's cash value in that investment division.

Thereafter, at the end of each Valuation Period the cash value in an investment division will equal:
..  The cash value in the investment division at the beginning of the Valuation
   Period; plus
..  All net premiums, loan repayments and cash value transfers into the investment division during the Valuation Period; minus
..  All partial cash withdrawals, loans and cash value transfers out of the investment division during the Valuation Period; minus
..  The portion of any charges and deductions allocated to the cash value in the investment division during the Valuation Period; plus
.. The net investment return for the Valuation Period on the amount of cash value in the investment division at the beginning of the Valuation Period. The net investment return currently equals the rate of increase or decrease in the net asset value per share of the underlying Fund Portfolio over the Valuation

  Period, adjusted upward to take appropriate account of any dividends and other distributions paid by the Portfolio during the period.


Cash Value Transfers

[SIDEBAR: You can transfer your cash value among the investment divisions and the Fixed Account at any time beginning after the end of the free look period.]

The minimum amount you may transfer is $50 or, if less, the total amount in an investment option. You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed Account over the last four Policy years. This limit does not apply to a full surrender, any loans taken, or any transfers under a systematic investment strategy. We may also limit the number of investment options to which you may transfer cash value, and, under certain conditions, we may have to approve transfers to the Fixed Account. (See "Payment and Allocation of Premiums--Allocating Net Premiums.")

Each Fund may restrict or refuse certain transfers among or purchases of shares in their Portfolios as a result of certain market timing activities. You should read each Fund's prospectus for more details.

We reserve the right to refuse to accept any transaction request where the request would tend to disrupt administration of the Policies or is not in the best interests of Policy owners or the Separate Account.

Systematic Investment Strategies: You can choose one of four currently available strategies described below. You can also change or cancel your choice at any time.
.. Equity Generator/ SM/. Allows you to transfer the interest earned on amounts in the Fixed Account in any Policy month equal to at least $20 to the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. The transfer will be made at the beginning of the Policy month following the Policy month in which the interest was earned.
..  Equalizer/ SM/.  Allows you to periodically equalize amounts in your Fixed
   Account and either the MetLife Stock Index investment division or the State Street Research Aggressive Growth investment division. We currently make equalization each quarter. We will terminate this strategy if you make a transfer out of the investment division or the Fixed Account that isn't part of the strategy. You may then reelect the Equalizer on your next Policy anniversary.
.. Rebalancer/ SM/. Allows you to periodically redistribute amounts in the Fixed Account and investment divisions in the same proportion that the net premiums are then being allocated. We currently make the redistribution at the beginning of each quarter.
..  Allocator/ SM/.  Allows you to systematically transfer money from the State
   Street Research Money Market investment division to the Fixed Account and/or any investment division(s). You must have enough cash value in the State Street Research Money Market investment division to enable the election to be in effect for three months. The election can be to transfer each month:

..  A specific amount, until the cash value in the State Street Research Money
   Market investment division is exhausted.

..  A specific amount for a specific number of months.
.. Amounts in equal installments until the total amount you have requested has been transferred.

Transfers By Telephone: We may, if permitted by state law, decide in the future to allow you to make transfer requests, changes to Systematic

Investment Strategies and changes to allocations of future net premium by phone. We may also allow you to authorize your sales representative to make such requests. The following procedures would apply:

.. We must have received your authorization in writing satisfactory to us, to act on instructions from any person that claims to be you or your sales representative, as applicable, as long as that person follows our procedures.
.. We will institute reasonable procedures to confirm that instructions we receive are genuine. Our procedures will include receiving from the caller your personalized data.
..  All telephone calls will be recorded.
..  You will receive a written confirmation of any transaction.
.. Neither the Separate Account nor we will be liable for any loss, expense or cost arising out of a telephone request if we reasonably believed the request to be genuine.

Surrender and Withdrawal Privileges

    [SIDEBAR: You can surrender your Policy for its cash surrender value.]

We may ask you to return the Policy before we honor your request to surrender your Policy. You can choose to have the proceeds paid in a single sum, or under an income plan. If the insured dies after you surrender the Policy but before the end of the Policy month in which you surrendered the Policy, we will pay your beneficiary an amount equal to the difference between the Policy's death benefit and its cash value, computed as of the surrender date.

You can make partial withdrawals if:
..  The withdrawal would not result in the cash surrender value being less than sufficient to pay 2 monthly deductions.
..  The withdrawal is at least $250.
..  The withdrawal would not result in total premiums paid exceeding any then current maximum premium limitation determined by Internal Revenue Code rules. .. The withdrawal would not result in your specified face amount falling below the minimum allowable amount after a decrease, as described under "Insurance Proceeds--Specified Amount--Changing Your Specified Face Amount," above.

If you make a request for a partial withdrawal that is not permitted, we will tell you and you may then ask for a smaller withdrawal or surrender the Policy. We will deduct your withdrawal from the Fixed Account and the investment divisions in the same proportion that the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.

As regards payment of amounts attributable to a check, we can wait for a reasonable time (15 days or less) to let the check clear.


Before surrendering your Policy or requesting a partial withdrawal, you should consider the following:


.. At least some amounts received may be taxable as income and, if your Policy is a modified endowment contract, subject to certain tax penalties. (See "Tax Matters--Modified Endowment Contracts.")

..  Your Policy could become a modified endowment contract.
.. For partial withdrawals, your death benefit will decrease, generally by the amount of the withdrawal.

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

..  For partial withdrawals, your specified face amount may also decrease. For
   Option A Policies, your specified face amount will decrease by the amount of the withdrawal. For Option B Policies, a withdrawal will not decrease the specified face amount. For Option C Policies, your specified face amount will decrease by the amount, if any, by which cumulative withdrawals exceed cumulative premiums paid.

In some cases you may be better off taking a Policy loan, rather than a partial withdrawal.

Benefit at Final Date

The Final Date is the Policy anniversary on which the insured is Age 95. Subject to certain conditions, we will allow you to extend that date where permitted by state law. If the insured is living on the Final Date, we will pay you the cash surrender value of the Policy. You can receive the cash surrender value in a single sum, in an account that earns interest, or under an available income plan.

Loan Privileges

[SIDEBAR: You can borrow from us and use your Policy as security for the loan.] The amount of each loan must be:
..  At least $250.
..  No more than the greater of the cash surrender value less two monthly deductions and 75% of the cash surrender value (unless state law requires a different percentage to be applied, as set forth in your Policy) when added to all other outstanding Policy loans.

As of your loan request's Date of Receipt, we will:
.. Remove an amount equal to the loan from your cash value in the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions.
.. Transfer such cash value to the Policy loan account, where it will be credited with interest at a rate equal to the loan rate charged less a percentage charge, based on expenses associated with Policy loans, determined by us. This percentage charge will not exceed 2%, and the minimum rate we will credit to the Policy Loan Account will be 4% per year. At least once a year, we will transfer any interest earned in your Policy loan account to the Fixed Account and the investment divisions, according to the way that we then allocate your net premiums.
.. Charge you interest, which will accrue daily. We will tell you the initial interest rate that applies to your loan and mail you advance notices of any increases applicable to existing loans. The interest rate charged for a Policy year will never be more than the maximum allowed by law and will generally be the greater of:
..  The published monthly average for the calendar month ending two months before the start of such year; and
.. The guaranteed rate used to credit interest to the cash value allocated to the Fixed Account for the Policy, plus no more than 1%.

The published monthly average means (a) Moody's Corporate Bond Yield Average Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor service; or (b) If the Moody's average is not published, a substantially similar average established by regulation issued by the insurance supervisory official of the state in which your Policy is delivered.

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

Your interest payments are due at the end of each Policy year and if you don't pay the amount within 31 days after it is due, we will treat it as a new Policy loan, which will be taken from the Fixed Account and the investment divisions by the same method as other loans.

Repaying your loans (plus accrued interest) is done by sending in payments at least equal to $25. You should designate whether a payment is intended as a loan repayment or a premium payment, since we will treat any payment for which no designation is made as a premium payment. We will allocate your repayment to the Fixed Account and the investment divisions, in the same proportion that net premiums are then allocated, except that amounts borrowed from the Fixed Account will be repaid to the Fixed Account first.

Before taking a Policy loan you should consider the following:
..  Interest payments on loans are generally not deductible for tax purposes.
..  Under certain situations, Policy loans could be considered taxable distributions.
.. Amounts held in your Policy loan account do not participate in the investment experience of the investment divisions or receive the interest rate credited to the Fixed Account, either of which may be higher than the interest rate credited on the amount you borrow.
..  If you surrender your Policy or if we terminate your Policy, or at the Final
   Date, any outstanding loan amounts (plus accrued interest) will be taxed as a distribution. (See "Federal Tax Matters--Loans" below.)
.. A Policy loan increases the chances of our terminating your Policy due to insufficient cash value. We will terminate your Policy with no value if: (a) on a monthly anniversary your loans (plus accrued interest) exceed your cash value minus the monthly deduction; and (b) we tell you of the insufficiency and you do not make a sufficient payment within 61 days of the monthly anniversary.

.. Your Policy's death proceeds will be reduced by any unpaid loan (plus any accrued and unpaid loan interest).


Optional Rider Benefits

You may be eligible for certain benefits provided by rider, subject to certain underwriting requirements and the payment of additional premiums. We will deduct any charges for the rider(s) (other than the charge for the interim term insurance rider) as part of the monthly deduction. Generally, we currently make the following benefits available by rider:


             .  Disability Waiver of    .  Interim Term Insurance
                Monthly Deduction          Benefit
                Benefit/(1)/
             -----------------------------------------------------
             .  Accidental Death        .  Term Insurance
                Benefit/(5)/               Benefit/(3)/
             -----------------------------------------------------
             .  Accelerated Death       .  Enhanced Cash
                Benefit/(2)/               Surrender Value
                                           Rider/(4)/
             -----------------------------------------------------

--------
/1/ An increase in specified face amount may not be covered by this rider. If not, the portion of the monthly deduction associated with the increase will continue to be deducted from the cash value, which if insufficient, could result in the Policy's termination. For this reason, it may be advantageous for the owner, at the time of total disability, to reduce the specified face amount to that covered by this rider.

/2/ Payment under this rider may affect eligibility for benefits under state or federal law. This rider is currently not available in New Jersey or Massachusetts.


/3/ This rider is discussed in more detail under "Term Benefit" below.



/4/ This rider may be attached at issue if you request it, but not thereafter.



/5/ This rider is not available on the portion of the coverage provided under the Term Benefit.

Each rider contains important information, including limits and conditions that apply to the benefits. If you decide to purchase any of the riders, you should carefully review their provisions to be sure the benefit is something that you want. These riders may not be available in all states.

You should also consider:
..  That the addition of certain riders can restrict your ability to exercise certain rights under the Policy.
.. That the amount of benefits provided under the rider is not based on investment performance of a separate account; but, if the Policy terminates because of poor investment performance or any other reason, the riders generally will also terminate.
.. The tax consequences. You should also consult with your tax advisor before purchasing one of the riders.


Term Benefit



You have the flexibility to include, at Policy issue, a rider that provides a term benefit ("Term Rider"). Such a rider was generally not available with Policies issued prior to May 1, 1996 or in connection with certain employer sponsored plans that became effective prior to that date. The availability of the Term Rider is also subject to governmental approval in your state.



The Term Rider is a rider to the Policy that, like the base Policy, provides coverage on the insured to age 95. You may purchase this rider, if available, only at Policy issue. Nevertheless, if you purchase the Term Rider, the amount of coverage under the rider will automatically increase and decrease with any changes to your specified face amount under the Policy, so that the ratio between the Policy's specified face amount and the amount of Term Rider coverage will always remain the same as you originally selected.



In almost all respects, coverage taken under the Term Rider has exactly the same effect as coverage taken as specified face amount under the Policy. An important difference, however, is that the sales charge depends on the amount of the coverage provided under the base policy. The amount of Term Rider will not impact the sales charge. Thus, in comparing two Policies with identical total insurance amounts, the one with the greater portion provided by the Term Rider will have a lower sales charge. Conversely, the Policy with the higher amount provided under the base policy will have a higher sales charge.





Additionally, the cost of term insurance rates currently applicable to coverage provided under the Term Rider are lower than those currently charged for coverage under the base policy. Therefore, the larger the portion of coverage provided under the Term Rider, the lower the overall cost of term insurance. Again comparing two Policies with identical total insurance amounts, the cost of term insurance will be lower under the Policy with the higher portion of coverage provided under the Term Rider.



To summarize, the lower sales charge and lower anticipated current cost of term insurance rates resulting from a greater portion of total coverage provided by the Term Rider will result in better overall performance under the Policy. You may elect to have up to 95% of your total coverage provided by the Term Rider. We are able to make these favorable terms available under the Term Rider largely because our costs of selling it (principally the commissions we pay) are lower than under the base policy. See "Sales of Policies".

A disadvantage of the Term Rider is that the Accidental Death Benefit rider is not available in relation to the coverage under the Term Rider.



If your Policy was issued prior to May 1, 2004, or if the plan became effective prior to that date, any Term Rider you have differs from the above description in that your cost of insurance charges for the Term Rider are higher (rather than lower) than under the base Policy.


Charges and Deductions

Important Information Applicable to all Policy Charges and Deductions
 [SIDEBAR: Carefully review the Fee Tables in this Prospectus which set forth the charges that you pay under your Policy.]

The charges discussed in the paragraphs that follow are all included in the Fee Tables on pages 6 to 14 of this Prospectus. You should refer to these Fee Tables for information about the rates and amounts of such charges, as well as other information that is not covered below.

The Policy charges compensate us for our expenses and risks. Any distinctions we make about the specific purposes of the different charges are imprecise, and we are free to keep and use our revenues or profits for any other purpose, including paying any of our costs and expenses in connection with the Policies. Our revenues from any particular charge may be more or less than any costs or expenses that charge may be intended primarily to cover. The following sets forth additional information about Policy charges.

Charges Deducted from Premiums

Annual Target Premium: We use the concept of annual target premium to determine certain limits on sales and administrative charges (discussed immediately below). We define the annual target premium to be:


   For Policies issued prior to May 1, 1996 or issued in connection with certain employer sponsored plans that became effective prior to August 1, 2000, 50% of the estimated annual amount which satisfied the 7-Pay test under federal tax law based on the issue age of the insured and the initial specified face amount. (See "Federal Tax Matters--Modified Endowment Contracts".)



   For all other Policies, 100% of the estimated annual amount that satisfied the 7-Pay test based on the issue age of the insured, the specified face amount of insurance of the base Policy only (excluding the Term Rider) and standard underwriting class. For such Policies, the annual target premium amount is increased and decreased proportionately for increases and decreases in the specified face amount of the Policy. This could, in turn, increase or decrease sales and administrative charges.


Sales Charge: We deduct this charge primarily to help pay the cost of compensating sales representatives and other direct and indirect expenses of distributing the Policies. The charge is assessed directly against each premium. For premiums received in Policy years 1 through 10, the current rate is up to 6.5% of the premium paid until the total payments in each such year equals the annual target premium, and for Policy years 11 and later the rate we charge is up to 3% of each premium until the total payments in the year equals the annual target premium. No sales charge is or will be assessed against any premiums paid in any Policy year in excess of a total equal to the annual target premium. The maximum rate we can charge for premiums received up to a total equal to the annual target premium during Policy years 1 through 10 is 9%, and the maximum for Policy years 11 and later is the same as currently charged in those years.

Administrative Charge: We incur expenses in the administration of the Policy, including our underwriting and start-up expenses. We deduct up to 1.05% of each premium payment primarily to cover this expense up to a total of payments in any Policy year equal to the annual target premium, and .05% on any excess payments in any Policy year exceeding that total amount. Our charge will never exceed this rate.

Charge for Average Expected State and Local Taxes Attributable To Premiums: We make this charge to reimburse us for the state premium taxes that we must pay on premiums we receive. Premium taxes vary from state to state and currently range from 0 to 3.5%. Our charge of 2.25% approximates the average tax rate we expect to pay on premiums we receive from all states.


Charge for Expected Federal Taxes Attributable to Premiums: Federal income tax law requires us to pay certain amounts of taxes that are related to the amount of premiums we receive. We deduct 1.2% of each premium payment to offset the cost to us of those additional taxes, which may be more or less than the amount we pay in respect of your premiums.


Charge for Interim Term Insurance Benefit: This charge is deducted only from your initial premium payment, and only if you elect the interim term insurance benefit. The interim term insurance benefit provides temporary initial life insurance coverage on the insured prior to the time that coverage under the Policy takes effect. This coverage is provided by adding a "rider" and is subject to several conditions and limitations. The charge for this benefit is described in the rider form. This charge is primarily to compensate us for the risk that the insured will die while coverage under this rider is in force.

Loan Interest Spread: We charge interest on Policy loans but credit you with interest on the amount of the cash value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. This charge is primarily to cover our expense in providing the loan. The charge is guaranteed to never exceed 2%.

Charges Included in the Monthly Deduction

We allocate the monthly deduction (except for the monthly mortality and expense risk charge) among the Fixed Account and each investment division of the Separate Account in the same proportion as the Policy's cash value in each such option bears to the total cash value of the Policy in the Fixed Account and the investment divisions. We deduct the monthly deductions as of each monthly anniversary, commencing with the Date of Policy.

..  Cost of Term Insurance.  This charge varies monthly based on many factors.
   Each month, we determine the charge by multiplying your cost of insurance rates by the term insurance amount. This is the amount that we are at risk if the insured dies.

  The term insurance amount is the death benefit at the beginning of the Policy month divided by a discount factor to account for an assumed return during the month; minus the cash value at the beginning of the Policy month after deduction of all other applicable charges. Factors that affect the term insurance amount include the specified face amount, the cash value and the death benefit option you choose (generally, the term insurance amount will be higher for Options B and C).

  The term insurance rate is based on our expectations as to future experience, taking into account the insured's sex (if permitted by law and applicable under your Policy), age, underwriting class and rate class. The rates will never exceed the guaranteed rates, which are based on certain 1980 Commissioners Standard Ordinary Mortality Tables. Our current rates are lower than the maximums in most cases. We review our rates periodically and may adjust them, but we will apply the same rates to everyone who has had their Policy for the same amount of time and who is the same age, sex and rate class. As a general rule, the cost of insurance rate increases each year you own your Policy, as the insured's age increases.

  Rate class relates to the level of mortality risk we assume with respect to an insured. It can be the standard rate class, or one that is higher (and may be divided by smoking status). The insured's rate class will affect your cost of term insurance.

  You can also have more than one rate class in effect, if the insured's rate class has changed and you change your specified face amount. A better rate class will lower the cost of term insurance on your entire Policy and a worse rate class will affect the portion of your cost of term insurance charge attributable to the specified face amount increase.

.. Mortality and Expense Risk Charge. We make this monthly charge primarily to compensate us for mortality risks that insureds may live for a shorter period than we expect; and expense risks that our issuing and administrative expenses may be higher than we expect. This monthly charge is allocated proportionately to the cash value in each investment division of the Separate Account. The maximum rate we may charge is equivalent to an effective annual rate of .90% of the cash value in the Separate Account.

Charges for Certain Optional Rider Benefits: The charges for most of the optional benefits that you can add by rider to your Policy will be deducted as part of the monthly deduction. This includes the following riders:
..  Disability Waiver of Monthly Deduction Benefit
..  Accidental Death Benefit
..  Accelerated Death Benefit

..  Term Benefit


The purpose of the charge for each rider is primarily to compensate us for our direct and indirect costs and risks in providing that rider. The charge we deduct for any such additional benefits you can add by rider is described in the rider form.

Variations In Charges We may vary a charge by group, based on anticipated variations in our costs or risks associated with the group or individuals in the group that the charge was intended to cover. Our variations in the charges will be made in accordance with our established and uniformly applied administrative procedures. We consider a variety of factors in determining charges, including but not limited to:
..  The nature of the group and its organizational framework
.. The method by which sales will be made to the individuals associated with the group

..  The facility by which premiums will be paid
..  The group's capabilities with respect to administrative tasks
..  Our anticipated persistency of the Policies
..  The size of the group and the number or years it has been in existence
.. The aggregate amount of premiums we expect to be paid on the Policies owned by the group or by individuals associated with the group

Any variations in charges will be reasonable and will not be unfairly discriminatory to the interests of any Policy owner.

Portfolio Company Charges

Each of the Portfolios pays an investment management fee to its investment manager. Each Portfolio also incurs other direct expenses. See the fuller description contained in the Fee Table section of this Prospectus (also see the Fund Prospectus and Statement of Additional Information referred to therein for each Fund). You bear indirectly your proportionate share of the fees and expenses of the Portfolios of each Fund that correspond to the Separate Account investment divisions you are using.

Other Charges

Additional Taxes. In general, we don't expect to incur federal, state or local taxes upon the earnings or realized capital gains attributable to the assets in the Separate Account relating to the cash surrender value of the Policies. If we do incur such taxes, we reserve the right to charge cash value allocated to the Separate Account for these taxes.

Cash Value Transfers. We do not currently charge for any transfer amounts. Except for transfers under Systematic Investment Strategies, we reserve the right to assess up to a $25 charge in the future against all transfers. Currently, transfers are not taxable transactions.

Policy Termination and Reinstatement

Termination:  We will terminate your Policy without any cash surrender value if:
.. The cash surrender value is less than the monthly deduction; and .. We do not receive a sufficient premium payment within the 61-day grace period to cover the monthly deduction. We will mail you notice if any grace period starts.

Reinstatement: Upon your request, we will reinstate your Policy (without reinstating any amounts in a Policy loan account), subject to certain terms and conditions that the Policy provides. We must receive your request within 3 years (or any longer period required by state law) after the end of the grace period and before the Final Date. You also must provide us:
..  A written application for reinstatement (the date we approve the application will be the effective date of the reinstatement).
..  Evidence of insurability that we find satisfactory.
..  An additional premium amount that the Policy prescribes for this purpose.

Federal Tax Matters

[SIDEBAR: You should consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy.]


The following is a brief summary of some tax rules that may apply to your Policy. Such discussion does not purport to be complete or to cover every situation. You must consult with and rely on the advice of your own tax or ERISA counsel where the Policy is being purchased in connection with an employee benefit plan, such as a death benefit or deferred compensation plan, or is being purchased for estate, tax planning or similar purposes. You should also consult with your own tax advisor to find out how taxes can affect your benefits and rights under your Policy. Such consultation is especially important before you make unscheduled premium payments, change your specified face amount, change your death benefit option, change coverage provided by riders, take a loan or withdrawal, or assign or surrender the Policy.


Insurance Proceeds
..  Insurance proceeds are generally excludable from your beneficiary's gross income.
.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.
.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.
.. Whether or not any federal estate tax is due is based on a number of factors including the estate size.

Cash Value (If Your Policy Is Not a Modified Endowment Contract)

.. You are generally not taxed on your cash value until you withdraw it, surrender, pledge or assign your Policy or receive a distribution (such as on the Final Date). In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules may apply if there is a death benefit reduction in the first 15 Policy years, when a distribution may be subject to tax on an income-out-first basis if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid). Finally, if your Policy is part of an equity split dollar arrangement, there is a risk that some portion of the cash value may be taxed prior to any Policy distribution.


Loans

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.
..  If your Policy terminates (upon surrender, cancellation, lapse, the Final
   Date or, in most cases, exchanges) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. Thus, there will generally be federal income tax payable on the amount by which withdrawals and loans exceed the premiums paid to date. Please be advised that amounts borrowed and withdrawn reduce the Policy's cash value and any remaining Policy cash value may be insufficient to pay the income tax on your gains.

Modified Endowment Contracts

These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period also may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.


If your Policy is considered a modified endowment contract the following applies:

.. The death benefit will still generally be income tax free to your beneficiary, as discussed above.


..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. An additional 10% income tax generally applies to the taxable portion of the amounts received before age 591/2 except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments made over life expectancy.

Diversification
In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Policy. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies.

Changes to Tax Rules and Interpretations
Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:
..  Possible taxation of cash value transfers between investment funds.
..  Possible taxation as if you were the owner of your allocable portion of the
   Separate Account's assets.
..  Possible limits on the number of investment funds available or the frequency of transfers among them.
..  Possible changes in the tax treatment of Policy benefits and rights.

Rights We Reserve

We reserve the right to make certain changes if we believe the changes are in the best interest of our Policy owners or would help carry out the purposes of the Policy. We will make these changes in the manner permitted by applicable law and only after getting any necessary owner and regulatory approval. We will notify you of any changes that result in a material change in the underlying investments in the investment divisions, and you will have a chance to transfer out of the affected division (without charge). Some of the changes we may make include:
..  Operating the Separate Account in any other form that is permitted by applicable law.
..  Changes to obtain or continue exemptions from the 1940 Act.
.. Transferring assets among investment divisions or to other separate accounts, or our general account or combining or removing investment divisions from the Separate Account.
..  Substituting Fund shares in an investment division for shares of another portfolio of a Fund or another fund or investment permitted by law.
..  Changing the way we assess charges without exceeding the aggregate amount of the Policy's guaranteed maximum charges.
.. Making any necessary technical changes to the Policy to conform it to the changes we have made.


Some such changes might require us to obtain regulatory or Policy owner approval. Whether regulatory or Policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. Circumstances that could influence our determination to make any change might include changes in law or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.


[SIDEBAR: Carefully review your Policy, which contains a full discussion of all its provisions.]

Other Policy Provisions

Free Look Period
You can return the Policy during this period. The period ends on the later of:

.. 10 days after you receive the Policy (unless state law requires a longer period); and

..  the date we receive a receipt signed by you.

If you return your Policy, we will send you a complete refund of any premiums paid (or cash value plus any charges deducted if state law requires) within seven days.

Suicide
If the insured commits suicide within the first two Policy years (or any other period required by state law), your beneficiary will receive all premiums paid (without interest), less any outstanding loans (plus accrued interest) and withdrawals taken. Similarly, we will pay the beneficiary only the cost of any increase in specified face amount if the insured commits suicide within two years of such increase.

Assignment and Change in Ownership
You can assign your Policy as collateral if you notify us in writing. The assignment or release of the assignment is effective when it is recorded at the Designated Office. We are not responsible for determining the validity of the assignment or its release. Also, there could be serious adverse tax consequences to you or your beneficiary, so you should consult with your tax adviser before making any change of ownership or other assignment.

Reports
Generally, you will promptly receive statements confirming your significant transactions such as:
..  Change in specified face amount.
..  Change in death benefit option.
..  Transfers among investment divisions (including those through Systematic
   Investment Strategies, which are confirmed quarterly).
..  Partial withdrawals.
..  Loan amounts you request.
..  Loan repayments and premium payments.

If your premium payments are made through a systematic payment method, we will not send you any confirmation in addition to the one you receive from your employer.


We will also send you an annual statement within 30 days after a Policy year. That statement will summarize the year's transactions and include information on:

..  Deductions and charges.
..  Status of the death benefit.
..  Cash and cash surrender values.
..  Amounts in the investment divisions and Fixed Account.
..  Status of Policy loans.
..  Automatic loans to pay interest.
..  Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.

When Your Requests Become Effective
Generally, requests, premium payments and other instructions and notifications are effective on the Date of Receipt. In those cases, the effective time is at the end of the Valuation Period during which we receive them at our Designated Office. (Some exceptions to this general rule are noted below and elsewhere in this Prospectus.)


A Valuation Period is the period between two successive Valuation Dates. It begins at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date. The close of regular trading is 4:00 p.m., Eastern Time on most days.


Valuation Date is:
..  Each day on which the New York Stock Exchange is open for trading.
.. Other days, if we think that there has been a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected.

The end of the free look period is the effective time of the premium allocation instructions you make in your Policy application (and any changes in allocation or transfer requests you make on or before the end of the free look period). Your Investment Start Date is the date the first net premium is applied to the Fixed Account and/or the Separate Account and is the later of (1) the Date of Policy and (2) the Date of Receipt of your first premium payment.

The effective date of your Systematic Investment Strategies will be that set forth in the strategy chosen.

Third Party Requests
Generally, we accept requests for transactions or information only from you. Therefore, we reserve the right not to process transactions requested on your behalf by your agent with a power of attorney or any other authorization. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Policy owners, and who simultaneously makes the same request or series of requests on behalf of other Policy owners.

Exchange Privilege

If you decide that you no longer want to take advantage of the investment divisions in the Separate Account, you may transfer all of your money into the Fixed Account. No charge will be imposed on a transfer of your entire cash value (or the cash value attributable to a specified face amount increase) to the Fixed Account within the first 24 Policy months (or within 24 Policy months after a specified face amount increase you have requested, as applicable). In some states, in order to exercise your exchange privilege, you must transfer, without charge, the Policy cash value (or the portion attributable to a specified face amount increase) to a flexible premium fixed benefit life insurance policy that we make available.


Sales of Policies

We serve as the "principal underwriter," as defined in the 1940 Act, for the Policy. This offering is continuous. We are registered under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the National Association of Securities Dealers, Inc.

We sell the Policies through licensed life insurance sales representatives:
..  Registered through us.
..  Registered through other broker-dealers, including a wholly owned subsidiary.


We may pay commissions to representatives (or the broker-dealers through which they are registered) for the sale of our products. The amount of commissions we pay may vary between different brokers and is based on a detailed formula. The formula generally provides for commissions equal to a certain percentage of premiums that you pay in a given Policy year up to your Policy's annual target premium and a lower percentage on amounts you pay in excess of that amount. In later Policy years, the commissions are lower and may be the same for all premiums, regardless of your Policy's annual target premium. We also may pay an additional amount based on the cash value of your Policy. The commissions that we pay in any year generally will not exceed $47.88 per $1,000 current specified face amount. See "Additional Information About Commissions" in the Statement of Additional Information.




We may require all or part of the commission to be returned to us by the MetLife representative or other broker-dealer if you do not continue the Policy for at least five years. The commissions do not result in a charge against the Policy in addition to the charges already described elsewhere in this Prospectus.

Experts


The financial statements included in this Prospectus have been audited by
                    , independent auditors, as stated in their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
principal business address is                     .


Financial Statements

The financial statements of the Separate Account are attached to this Prospectus. You can find the financial statements of MetLife in the Statement of Additional Information referred to on the back cover of this Prospectus. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

In order to help you understand how the Policy's values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These will be based on the age and insurance risk characteristics of the person insured under the Policy and such factors as the specified face amount, premium payment amounts and rates of return (within limits) that you request. You can request such illustrations at any time. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.


Additional information about the Policy and the Separate Account can be found in the Statement of Additional Information. This Prospectus incorporates by reference all of the information contained in the Statement of Additional Information, which is legally part of this Prospectus. You may obtain, without charge, a copy of the Statement of Additional Information or a personalized illustration of death benefits, cash surrender values and cash values, by calling us at 1-732-602-6400 or contacting us through our website at www.metlife.com/sbr.

Information about the Policy and the Separate Account, including the Statement of Additional Information, is available for viewing and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. The Statement of Additional Information, reports and other information about the Separate Account are available on the SEC Internet site as www.sec.gov. Copies of this information may be obtained upon payment of a duplicating fee, by writing to the SEC's Public Reference Section at 450 Fifth Street, NW, Washington, DC 20549-0102.

The Separate Account's Registration Number under the Investment Company Act of 1940 is 811-06025.

                                    METFLEX
               A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY

                     Metropolitan Life Separate Account UL

                 Issued by Metropolitan Life Insurance Company

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2004



This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated May 1, 2004 for MetFlex--A Flexible Premium Variable Universal Life Policy. A copy of that prospectus may be obtained by writing to MetLife SBR, 485-B Route 1 South, Suite 420, Iselin, NJ 08830.

                               TABLE OF CONTENTS


        The Company and the Separate Account....................... 3
        Additional Information about the Operations of the Policies 3
         Limits to MetLife's Right to Challenge the Policy......... 3
         Misstatement of Age or Sex................................ 3
         Dividends................................................. 3
         Payment and Deferment..................................... 3
        Showing Performance........................................ 4
        Additional Information about Voting........................ 4
        Restrictions on Financial Transactions..................... 4
        Additional Information about Commissions................... 4
        Legal and Actuarial Matters................................ 5
        Experts.................................................... 5
        Financial Statements....................................... 5

                     THE COMPANY AND THE SEPARATE ACCOUNT


Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. MetLife Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately 12 million individuals in the United States and provide benefits to 37 million employees and family members through their plan sponsors. Outside the U.S., the MetLife companies have insurance operations in 8 countries serving approximately 8 million customers.


We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Policies described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

For more information about MetLife, please visit our website at www.metlife.com

          ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

Limits To Metlife's Right To Challenge The Policy

We will not contest:
..  Your Policy after 2 Policy years from issue or reinstatement (excluding riders added later).
..  An increase in a death benefit after it has been in effect for two years.

Misstatement Of Age Or Sex

We will adjust benefits to reflect the correct age and sex of the insured, if this information isn't correct in the Policy application.

Dividends

The Policy is "nonparticipating," which means it is not eligible for dividends from us and does not share in any distributions of our surplus.

Payment and Deferment

We can delay transfers, withdrawals, surrender and payment of Policy loans from the Fixed Account for up to 6 months. Generally, we will pay or transfer amounts from the Separate Account within seven days after the Date of Receipt of all necessary documentation required for such payment or transfer. We can defer this if:
..  The New York Stock Exchange has an unscheduled closing.
..  There is an emergency so that we could not reasonably determine the investment experience of a Policy.
.. The Securities and Exchange Commission by order permits us to do so for the protection of Policy owners (provided that the delay is permitted under New York State insurance law and regulations).
..  With respect to the insurance proceeds, if entitlement to a payment is being questioned or is uncertain.
.. We are paying amounts attributable to a check. In that case we can wait for a reasonable time (15 days or less) to let the check clear.

We currently pay interest on the amount of insurance proceeds at 3% per year (or higher if state law requires) from the date of death until the date we pay the benefit.

                              SHOWING PERFORMANCE

We may advertise or otherwise show:
..  Investment division performance ranking and rating information as it compares among similar investments as compiled by independent organizations. .. Comparisons of the investment divisions with performance of similar investments and appropriate indices.
.. Our insurance company ratings that are assigned by independent rating agencies and that are relevant when considering our ability to honor our guarantees.
..  Personalized illustrations based on historical Separate Account performance.

                      ADDITIONAL INFORMATION ABOUT VOTING

If you are eligible to give us voting instructions, we will send you informational material and a form to send back to us. We are entitled to disregard voting instructions in certain limited circumstances prescribed by the SEC. If we do so, we will give you our reasons in the next semi-annual report to Policy owners.

The number of shares for which you can give us voting instructions is determined as of the record date for the Fund shareholder meeting by dividing:
.. Your Policy's cash value in the corresponding investment division; by .. The net asset value of one share of that Portfolio.

We will count fractional votes.

If we do not receive timely voting instructions from Policy owners and other insurance and annuity owners that are entitled to give us voting instructions, we will vote those shares in the same proportion as the shares held in the same separate account for which we did receive voting instructions. Also, we will vote Fund shares that are not attributable to insurance or annuity owners (including shares that we hold in our general account) or that are held in separate accounts that are not registered under the 1940 Act in the same proportion as the aggregate of the shares for which we received voting instructions from all insurance and annuity owners.

                    RESTRICTIONS ON FINANCIAL TRANSACTIONS

If mandated under money laundering or anti-terrorist laws, or other applicable law, we may be required to reject a premium payment or refuse to honor any request for transfers, withdrawals, surrenders, loans, or death benefits, until we receive instructions from the appropriate regulator.

                   ADDITIONAL INFORMATION ABOUT COMMISSIONS


Maximum commissions are generally:


..  Policy Year 1:


  28% of premiums paid up to the target premium


  2.5% of premiums paid above the target premium


..  Policy Years 2-4:


  8.25% of premiums paid up to the target premium


  2.5% of premiums paid above the target premium


..  Policy Years 5-7:


  2.5% of premiums paid up to the target premium


  2.5% of premiums paid above the target premium


..  Policy Years 8 and Later:


  2.5% of premiums paid up to the target premium


  2.5% of premiums paid above the target premium




  We may pay up to .10% of the cash value of a Policy in certain circumstances.

We paid commissions of $5,295,786, $5,115,258 and $2,617,461 in 2001, 2002 and
2003 respectively. The amount of revenues we received from sales charges was less than the amount of commissions we paid in each of these three years.


                          LEGAL AND ACTUARIAL MATTERS


Christopher P. Nicholas, Associate General Counsel at MetLife, has passed upon the legality of the Policies. The law firm of Foley & Lardner LLP, Washington, D.C., has advised us on certain matters relating to the federal securities laws.


Sebastian Janssen, FSA, MAAA, Assistant Vice-President and Actuary of MetLife, has examined actuarial matters included in the registration statement, as stated in his opinion filed as an exhibit to the registration statement.

MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, MetLife believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it or the Separate Account.

                                    EXPERTS


The financial statements included in this Statement of Additional Information
have been audited by                     , independent auditors, as stated in
their report appearing herein and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
                     principal business address is                     .


                             FINANCIAL STATEMENTS

The financial statements of MetLife are attached to the Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                      Metropolitan Life Separate Account UL

PART C.        OTHER INFORMATION

Item 27.       Exhibits


          (a) Resolution of Board of Directors of Metropolitan Life effecting the establishment of Metropolitan Life Separate Account UL++++
          (b)  Not Applicable
          (c)  (1) Not Applicable
               (2) Form of Selected Broker Agreement*
               (3) Schedule of Sales Commissions+++
          (d)  (1) Specimen Flexible Premium Variable Life Insurance Policy*
               (2) Alternate pages required by State Law*
               (3) Endorsement for calculation of minimum death benefit using the Cash Value Accumulation test*
               (4) Accelerated Death Benefit and Zero Cost Loan riders*
               (5) Yearly Renewable Term rider+++++
               (6) Refund of sales load rider+++++
               (7) Amended Policy Specifications Page indicating alternate premium expense charges+++++
               (8) Enhanced Cash Surrender Value Rider******
               (9) Term Insurance Rider#
          (e) Amended Application Forms for Policy and Form of Receipt (including State variations)*
          (f)  Restated Charter and By-Laws of Metropolitan Life***
          (g)  Reinsurance Contracts
          (h)  (1) Participation Agreements with INVESCO and Janus**
               (2) Form of Participation Agreement with Templeton**
               (3) Participation Agreements with New England and Alliance*****
               (4) Form of Participation Agreement with COVA*****
               (5) (i) Participation Agreement with Fidelity****
                   (ii) Supplemental Agreements with Fidelity*****
          (i)  Not Applicable
          (j)  Not Applicable
          (k) Opinion and consent of Counsel as to the legality of the securities being registered+++++
          (l) Opinion and consent of Sebastian Janssen, relating to the Policies#
          (m)  Not Applicable
          (n)  Powers of Attorney++++
          (o)  Not Applicable
          (p)  Not Applicable
          (q) Memoranda describing certain procedures filed pursuant to Rule 6e-3 (T)(b)(12)(iii)*
          (r)  Form of Personalized illustration.*****

#        To be filed by amendment

+        Filed herewith
++       Included in the filing of Post-Effective Amendment No. 4 to this
Registration Statement on

March 1, 1996.
+++ Incorporated by reference from "Distribution of the Policies" in the Prospectus included herein.
++++ Incorporated by reference to the filing of Post-Effective Amendment No. 30 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed October 22, 2003 except for the respective powers of attorney of John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr., each of which is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Metropolitan Life Separate Account E (File No. 033-69320) filed on February 6, 2004.
+++++ Included in the filing of Post-Effective Amendment No. 5 to this Registration Statement on April 26, 1996.
* Included in the filing of Post-Effective Amendment No. 6 to this Registration Statement on April 30, 1997.
** Included in the filing of Post-Effective Amendment No. 8 to this Registration Statement on April 23, 1999.
*** Incorporated by reference to the filing of Post-Effective Amendment No. 3 to the Registration Statement of Separate Account UL (File No. 333-40161) on April 6, 2000.
**** Incorporated by reference to the
filing of Post-Effective Amendment No. 26 to the Registration Statement of Separate Account E (File No. 2-90380) on Form N-4 on April 30, 1997.
***** Incorporated by reference to the filing of Post-Effective Amendment No. 10 to this Registration Statement on September 18, 2000.
****** Incorporated by reference to the filing of Post-Effective Amendment No. 12 to this Registration Statement on April 22, 2002.

Item 28.      Directors and Officers of Depositor

Name and Principal Business Address                                    Positions and Offices with Depositor
-----------------------------------                                    ------------------------------------

Robert H. Benmosche                                                 Chairman of the Board, President and Chief
Metropolitan Life Insurance Company                                              Executive Officer
One Madison Avenue,
New York, NY  10010

Curtis H. Barnette                                                                   Director
Chairman Emeritus
Bethlehem Steel Corporation
1170 Eighth Avenue, Martin Tower 2118
Bethlehem, PA  18016-7699

John C. Danforth                                                                     Director
Partner
Bryan Cave LLP
One Metropolitan Square
211 North Broadway, Suite 3600
St. Louis, MO 63102

Burton A. Dole, Jr.                                                                  Director
Retired Chairman
Nellcor Puritan Bennett, Inc.
P.O. Box 208
Pauma Valley, CA 92061

Cheryl W. Grise                                                                      Director
President
Utility Group, Northeast Utilities Service Company
P.O. Box 270
Hartford, CT 06141

James R. Houghton                                                                    Director
Chairman of the Board Emeritus
Corning Incorporated
One Riverfront Plaza,
MP HQE2-6
Corning, NY  14831

Harry P. Kamen                                                                       Director
Retired Chairman and Chief Executive Officer
Metropolitan Life Insurance Company
200 Park Avenue, Suite 5700
New York, NY  10166

Helene L. Kaplan                                                                     Director
Of Counsel, Skadden, Arps,
Slate, Meagher & Flom, LLP
Four Times Square
New York, NY  10036

John M. Keane                                                                        Director
General (Retired), United States Army,
2200 Wilson Blvd.,
Suite 102-542,
Arlington, VA 22201-3324

Catherine R. Kinney                                                                  Director
Co-Chief Operating Officer, President and
Executive Vice Chairman, New York Stock Exchange, Inc.
11 Wall Street, 6th floor
New York, NY 10005

Charles H. Leighton                                                                  Director
Retired Chairman and Chief Executive Officer
CML Group, Inc.
51 Vaughn Hill Road
Bolton, MA  01740

Sylvia M. Mathews                                                                    Director
Chief Operating Officer and Executive Director
The Bill & Melinda Gates Foundation
1551 Eastlake Avenue East
Seattle, WA 98102

Stewart G. Nagler                                                           Vice Chairman and Director
Vice Chairman of the Board
Metropolitan Life Insurance Company
One Madison Avenue
New York, NY  10010

John J. Phelan, Jr.                                                                  Director
Former Chairman and Chief Executive Officer
New York Stock Exchange, Inc.
108 Forest Avenue
Locust Valley, NY 11560

Hugh B. Price                                                                        Director
Of Counsel
Piper Rudnick LLP
1251 Avenue of the Americas
New York, NY   10005

Kenton J. Sicchitano                                                                 Director
Retired Global Managing Partner
PricewaterhouseCoopers,
101 Jericho Road
Weston, MA 02493

William C. Steere, Jr.                                                               Director
Retired Chairman of the Board
Pfizer, Inc.
235 East 42nd Street
New York, NY   10016

Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

        Name                                                Position with Metropolitan Life
Robert H. Benmosche                            Chairman of the Board, President and Chief Executive Officer
Stewart C. Nagler                              Vice Chairman of the Board and Director
Gwenn L. Carr                                  Vice President and Secretary
Daniel J. Cavanagh                             Executive Vice President
C. Robert Henrikson                            President- U.S. Insurance and Financial Services
Leland C. Launer, Jr.                          Executive Vice President and Chief Investment Officer
James L. Lipscomb                              Executive Vice President and General Counsel
Catherine A. Rein                              Senior Executive Vice President; President and Chief Executive Officer of
                                               MetLife Auto & Home

                                               Company
Stanley J. Talbi                               Senior Vice President and Chief Actuary
William J. Toppeta                             President, International
Lisa M. Weber                                  Senior Executive Vice President, Chief Administration Officer
Judy E. Weiss                                  Executive Vice President
Joseph J. Prochaska                            Senior Vice President, Financial Opeations and Chief Accounting Officer
Joseph A. Reali                                Senior Vice President and Tax Director
John E. Welch                                  Senior Vice President and General Auditor
William J. Wheeler                             Executive Vice President and Chief Financial Officer
Anthony J. Williamson                          Senior Vice President and Treasurer
Timothy Journy                                 Vice President and Controller

The business address of each officer is One Madison Avenue, New York, New York 10010.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

         The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

[Module of the List of Companies under Common Control appears here]

Item 30. Indemnification

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life Insurance Company ("Metropolitan"), which is the Depositor and the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

          (a)  Other Activity.
               The principal underwriter for the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

               Metropolitan Tower Life Separate Account One (principal underwriter)
               Metropolitan Tower Life Separate Account Two (principal underwriter)
               Metropolitan Life Separate Account E (principal underwriter and depositor)
               Metropolitan Series Fund, Inc. (principal underwriter and sub-investment manager)
               New England Variable Annuity Fund I (depositor)
               New England Life Retirement Investment Account (depositor)
               The New England Variable Account (depositor)

          (b)  Management.
               See response to Item 28 above.

          (c)  Compensation from the Registrant.


            (1)                        (2)                       (3)                     (4)                    (5)
                                                           Compensation on
                                 Net Underwriting         Events Occasioning
     Name of Principal            Discounts and            the Deduction of a         Brokerage                Other
        Underwriter                Commissions               Deferred Sales          Commissions            Compensation
        -----------                -----------                   Load                -----------            ------------
                                                                 ----

     Metropolitan Life
     Insurance Company              $2,617,461                              0                        0                     0


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

Item 32. Location of Accounts and Records

         The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

   (a)  Registrant

   (b)  Metropolitan Life Insurance Company
        One Madison Avenue
        New York, NY 10010

Item 33. Management Services

    Not applicable

Item 34. Fee Representation

   Metropolitan Life represents that the fees and charges deducted under the Policies offered and sold pursuant to this amended Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the Policies. Metropolitan Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Metropolitan Life to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies issued pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein based on supplements, amendments, endorsements or other riders to such policies or prospectuses, or otherwise.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 1/st/ day of March, 2004.


                                    Metropolitan Life Separate Account UL

                                    By:  Metropolitan Life Insurance Company

                                    By:      /s/ James L. Lipscomb
                                             ---------------------
                                             James L. Lipscomb, Esq.
                                             Executive Vice President and
                                             General Counsel

Attest:      /s/ James D. Gaughan
             --------------------
             James D. Gaughan
             Assistant Secretary

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 1/st/ day of March, 2004.


                           Metropolitan Life Insurance Company

                           BY:      /s/ James L. Lipscomb
                                    ---------------------
                                    James L. Lipscomb, Esq.
                                    Executive Vice President and
                                    General Counsel

Attest:      /s/ James D. Gaughan
             --------------------
             James D. Gaughan
             Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons, in the capacities indicated, on March 1, 2004.

                      SIGNATURE                                             Title
                *
-------------------------------------------------         Chairman of the Board, President and Chief
       Robert H. Benmosche                                            Executive Officer


                *
---------------------------------------                           Vice-Chairman and Director
       Stewart G. Nagler

                *
---------------------------------------               Executive Vice President and Chief Financial Officer
       William J. Wheeler

                *
---------------------------------------               Executive Vice President and Chief Investment Officer
      Leland C. Launer, Jr.

                *
---------------------------------------                  Senior Vice President, Financial Operations and
       Joseph J. Prochaska Jr.                                       Chief Accounting Officer

                *
---------------------------------------
       Curtis H. Barnette                                                  Director

                *
---------------------------------------
       John C. Danforth                                                    Director

                *
---------------------------------------
       Burton A. Dole, Jr.                                                 Director

                *
---------------------------------------                                    Director
         Cheryl W. Grise

                *
---------------------------------------

       James R. Houghton                                                   Director

                *
---------------------------------------
       Harry P. Kamen                                                      Director

                *
---------------------------------------
       Helene L. Kaplan                                                    Director

               *
---------------------------------------
       John M. Keane                                                       Director

               *
---------------------------------------
       Catherine R. Kinney                                                 Director

               *
---------------------------------------
       Charles M. Leighton                                                 Director


---------------------------------------
       Sylvia M. Mathews                                                   Director

               *
---------------------------------------
       John J. Phelan, Jr.                                                 Director

               *
---------------------------------------
       Hugh B. Price                                                       Director

               *
---------------------------------------
       Kenton J. Sicchitano                                                Director

               *
---------------------------------------
       William C. Steere, Jr.                                              Director

                                                                        March 1, 2004
/s/ Christopher P. Nicholas
---------------------------
   Christopher P. Nicholas, Esq.
   Attorney- in - fact




* Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney filed with Post-Effective Amendment No. 30 to the Registration Statement of Metropolitan Life Separate Account E (File No. 2-90380) filed October 22, 2003 except for the respective powers of attorney of John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr., each of which is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Metropolitan Life Separate Account E (File No. 333-69320) filed on February 6, 2004.